UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2023

Date of reporting period:	January 1, 2023 – June 30, 2023

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Message from the Trustees

August 11, 2023

Dear Shareholder:

Stocks have generally advanced through the first half of 2023. Recently, a strong pulse of innovation has been gaining investors’ attention, and the technology sector has started to rebound from a difficult 2022. More broadly, international markets are performing well, even though the reopening of China’s economy lacked the dynamism many had anticipated.

Bond markets have experienced more ups and downs, but performance has improved compared with 2022. U.S. inflation has been trending downward, while the country’s economic growth has remained positive. Against this backdrop, investors are weighing the impact of high borrowing costs, stress in the banking system, and a weaker housing market.

As active managers, your investment team continues to research attractive opportunities for your fund while monitoring risks. This report offers an update on their efforts.

Thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

International investing involves currency, economic, and political risks. Emerging market securities carry illiquidity and volatility risks. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. The use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/23)

Investment objective

Long-term return consistent with the preservation of capital

Net asset value June 30, 2023

Class IA: $16.34	Class IB:$16.64

Annualized total return at net asset value (as of 6/30/23)

				Putnam
	Class IA	Class IB		Balanced
	shares	shares	Russell 3000	Blended
	(2/1/88)	(4/30/98)	Index	Benchmark
6 months	9.60%	9.46%	16.17%	10.17%
1 year	10.55	10.24	18.95	11.43
5 years	5.34	5.08	11.39	6.87
10 years	7.09	6.82	12.34	7.64
Life of fund	7.42	7.23	10.70	—

Returns for periods of less than one year are not annualized.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The fund’s custom benchmark, the Putnam Balanced Blended Benchmark, was introduced on 12/31/94, which post-dates the inception of the fund.

The Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. companies.

The Putnam Balanced Blended Benchmark is a blended benchmark administered by Putnam Management and comprises 50% the Russell 3000® Index, 35% the Bloomberg U.S. Aggregate Bond Index, 10% the MSCI EAFE Index (ND), and 5% the JPMorgan Developed High Yield Index. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed income securities. The MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. The JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed income securities issued in developed countries.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

All MSCI indices are provided by MSCI.

Certain information contained herein (the “Information”) is sourced from/copyright of MSCI Inc., MSCI ESG Research LLC, or their affiliates (“MSCI”), or information providers (together the “MSCI Parties”) and may have been used to calculate scores, signals, or other indicators. The Information is for internal use only and may not be reproduced or disseminated in whole or part without prior written permission. The Information may not be used for, nor does it constitute, an offer to buy or sell, or a promotion or recommendation of, any security, financial instrument or product, trading strategy, or index, nor should it be taken as an indication or guarantee of any future performance. Some funds may be based on or linked to MSCI indexes, and MSCI may be compensated based on the fund’s assets under management or other measures. MSCI has established an information barrier between index research and certain Information. None of the Information in and of itself can be used to determine which securities to buy or sell or when to buy or sell them. The Information is provided “as is” and the user assumes the entire risk of any use it may make or permit to be made of the Information. No MSCI Party warrants or guarantees the originality, accuracy, and/or completeness of the Information, and each expressly disclaims all express or implied warranties. No MSCI Party shall have any liability for any errors or omissions in connection with any Information herein, or any liability for any direct, indirect, special, punitive, consequential, or any other damages (including lost profits) even if notified of the possibility of such damages.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time. Due to rounding, percentages may not equal 100%.

Putnam VT Global Asset Allocation Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay onetime transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/23 to 6/30/23. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Net expenses for the fiscal year ended
12/31/22*†	0.86%	1.11%
Total annual operating expenses for the fiscal
year ended 12/31/22†	0.90%	1.15%
Annualized expense ratio for the six-month
period ended 6/30/23	0.86%	1.11%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 4/30/24.

†Restated to reflect current fees.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/23		ended 6/30/23
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$4.47	$5.76	$4.31	$5.56
Ending value
(after
expenses)	$1,096.00	$1,094.60	$1,020.53	$1,019.29

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/23. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (181); and then dividing that result by the number of days in the year (365).

2 Putnam VT Global Asset Allocation Fund

The fund’s portfolio 6/30/23 (Unaudited)

COMMON STOCKS (76.1%)*	Shares	Value

Advertising and marketing services (0.2%)
Trade Desk, Inc. (The) Class A †	1,518	$117,220
		117,220
Automotive (1.4%)
Dr. Ing. h.c. F. Porsche AG (Preference)
(Germany) †	843	104,637
Ford Motor Co.	5,497	83,170
General Motors Co.	9,716	374,649
Genuine Parts Co.	385	65,154
Stellantis NV (Italy)	6,746	118,369
Tesla, Inc. †	2,234	584,794
Volkswagen AG (Preference) (Germany)	778	104,370
		1,435,143
Basic materials (3.2%)
Anglo American PLC (London Exchange)
(United Kingdom)	2,632	74,641
AptarGroup, Inc.	554	64,186
Archer-Daniels-Midland Co.	887	67,022
Arkema SA (France)	318	29,946
Ashland Global Holdings, Inc.	705	61,272
BHP Group, Ltd. (ASE Exchange) (Australia)	3,239	96,642
BHP Group, Ltd. (London Exchange) (Australia)	463	13,759
BlueScope Steel, Ltd. (Australia)	3,945	54,425
Builders FirstSource, Inc. †	4,372	594,592
CF Industries Holdings, Inc.	908	63,033
Compagnie de Saint-Gobain (France)	1,963	119,375
Corteva, Inc.	6,133	351,421
CRH PLC (Ireland)	2,507	138,150
Dow, Inc.	1,230	65,510
Eiffage SA (France)	527	54,964
Element Solutions, Inc.	3,268	62,746
Freeport-McMoRan, Inc. (Indonesia)	1,916	76,640
Glencore PLC (United Kingdom)	13,543	76,452
Holcim AG (Switzerland)	543	36,522
JFE Holdings, Inc. (Japan)	500	7,175
Linde PLC	88	33,535
Misumi Group, Inc. (Japan)	400	8,006
Nucor Corp.	429	70,347
Olin Corp.	1,152	59,201
PPG Industries, Inc.	434	64,362
Reliance Steel & Aluminum Co.	260	70,613
Rio Tinto PLC (United Kingdom)	1,202	76,106
Sealed Air Corp.	1,612	64,480
Sherwin-Williams Co. (The)	269	71,425
Shin-Etsu Chemical Co., Ltd. (Japan)	4,200	139,595
South32, Ltd. (Australia)	8,764	22,103
Steel Dynamics, Inc.	651	70,913
TopBuild Corp. †	409	108,802
WestRock Co.	1,987	57,762
Weyerhaeuser Co. R	4,222	141,479
Yara International ASA (Norway)	1,013	35,769
		3,202,971
Building materials (0.1%)
Owens Corning	600	78,300
		78,300
Capital goods (3.4%)
Allegion PLC (Ireland)	531	63,731
Allison Transmission Holdings, Inc.	1,350	76,221
Aptiv PLC †	669	68,298

COMMON STOCKS (76.1%)* cont.	Shares	Value

Capital goods cont.
Axon Enterprise, Inc. †	170	$33,170
BAE Systems PLC (United Kingdom)	10,035	118,141
Berry Global Group, Inc.	1,055	67,879
Boeing Co. (The) †	290	61,236
Caterpillar, Inc.	700	172,235
Cummins, Inc.	267	65,458
Dassault Aviation SA (France)	154	30,819
Deere & Co.	163	66,046
Donaldson Co., Inc.	1,043	65,198
Eaton Corp. PLC	317	63,749
Emerson Electric Co.	792	71,589
Enovis Corp. †	1,118	71,686
Fortive Corp.	856	64,003
GEA Group AG (Germany)	1,394	58,275
General Dynamics Corp.	284	61,103
HEICO Corp.	389	68,830
Honeywell International, Inc.	323	67,023
ITT, Inc.	709	66,086
Jacobs Solutions, Inc.	1,801	214,121
Johnson Controls International PLC	3,065	208,849
Legrand SA (France)	580	57,467
LKQ Corp.	1,152	67,127
Lockheed Martin Corp.	141	64,914
Mitsubishi Heavy Industries, Ltd. (Japan)	2,100	98,246
NGK Insulators, Ltd. (Japan)	2,400	28,710
Nordson Corp.	265	65,768
Otis Worldwide Corp.	764	68,004
Parker Hannifin Corp.	168	65,527
Prysmian SpA (Italy)	2,726	113,868
Raytheon Technologies Corp.	669	65,535
Republic Services, Inc.	483	73,981
Tetra Tech, Inc.	420	68,771
Textron, Inc.	954	64,519
TransDigm Group, Inc.	84	75,110
Valmont Industries, Inc.	379	110,308
Vertiv Holdings Co.	4,064	100,665
Vinci SA (France)	1,045	121,306
Waste Management, Inc.	425	73,704
WESCO International, Inc.	517	92,574
		3,379,850
Commercial and consumer services (3.3%)
Automatic Data Processing, Inc.	3,209	705,306
Booking Holdings, Inc. †	332	896,510
Cintas Corp.	180	89,474
CoStar Group, Inc. †	845	75,205
Ecolab, Inc.	365	68,142
Expedia Group, Inc. †	726	79,417
Gartner, Inc. †	180	63,056
Global Payments, Inc.	636	62,659
Jardine Matheson Holdings, Ltd. (Hong Kong)	500	25,360
Mastercard, Inc. Class A	890	350,037
PayPal Holdings, Inc. †	11,775	785,746
Toast, Inc. Class A †	2,816	63,557
WEX, Inc. †	363	66,091
		3,330,560
Communication services (1.5%)
American Tower Corp. R	1,268	245,916
AT&T, Inc.	25,919	413,408
Comcast Corp. Class A	1,605	66,688
Crown Castle, Inc. R	552	62,895

Putnam VT Global Asset Allocation Fund 3

COMMON STOCKS (76.1%)* cont.	Shares	Value

Communication services cont.
KDDI Corp. (Japan)	3,600	$111,261
SBA Communications Corp. R	275	63,734
Telstra Group, Ltd. (Australia)	27,143	77,905
Verizon Communications, Inc.	11,894	442,338
		1,484,145
Communications equipment (0.1%)
Motorola Solutions, Inc.	230	67,454
		67,454
Computers (7.7%)
Apple, Inc.	26,752	5,189,085
Cisco Systems, Inc./Delaware	13,089	677,225
Dropbox, Inc. Class A †	2,828	75,423
Elastic NV †	945	60,593
Fortinet, Inc. †	1,034	78,160
Fujitsu, Ltd. (Japan)	800	103,142
MongoDB, Inc. †	296	121,653
MSCI, Inc.	130	61,008
NetApp, Inc.	952	72,733
Pure Storage, Inc. Class A †	2,751	101,292
RingCentral, Inc. Class A †	2,307	75,508
Smartsheet, Inc. Class A †	2,085	79,772
Snowflake, Inc. Class A †	378	66,520
Synopsys, Inc. †	2,050	892,591
		7,654,705
Conglomerates (0.9%)
AMETEK, Inc.	3,492	565,285
General Electric Co.	591	64,921
Marubeni Corp. (Japan)	7,500	128,128
Mitsui & Co., Ltd. (Japan)	3,800	142,980
		901,314
Consumer (0.3%)
LVMH Moet Hennessy Louis Vuitton SA (France)	260	244,844
Pandora A/S (Denmark)	662	59,103
		303,947
Consumer staples (6.5%)
Airbnb, Inc. Class A †	553	70,872
Albertsons Cos., Inc. Class A	2,918	63,671
Auto Trader Group PLC (United Kingdom)	5,958	46,187
Carlsberg A/S Class B (Denmark)	97	15,502
CK Hutchison Holdings, Ltd. (Hong Kong)	10,500	64,270
Coca-Cola Co. (The)	17,874	1,076,372
Coca-Cola HBC AG (Italy)	2,921	86,992
Coles Group, Ltd. (Australia)	5,427	66,701
Colgate-Palmolive Co.	849	65,407
Costco Wholesale Corp.	120	64,606
DoorDash, Inc. Class A †	990	75,656
Etsy, Inc. †	730	61,765
Hershey Co. (The)	248	61,926
Imperial Brands PLC (United Kingdom)	5,109	112,801
ITOCHU Corp. (Japan)	1,100	43,745
Keurig Dr Pepper, Inc.	3,172	99,188
Koninklijke Ahold Delhaize NV (Netherlands)	3,495	119,218
L’Oreal SA (France)	378	176,168
ManpowerGroup, Inc.	816	64,790
McDonald’s Corp.	203	60,577
McDonald’s Holdings Co. (Japan), Ltd. (Japan)	1,100	42,780
Mondelez International, Inc. Class A	3,530	257,478
Nestle SA (Switzerland)	939	112,884
Nissin Food Products Co., Ltd. (Japan)	700	57,818
PepsiCo, Inc.	1,132	209,669

COMMON STOCKS (76.1%)*cont.	Shares	Value

Consumer staples cont.
Philip Morris International, Inc.	9,681	$945,059
Procter & Gamble Co. (The)	7,531	1,142,754
Recruit Holdings Co., Ltd. (Japan)	3,800	121,271
Sodexo SA (France)	350	38,517
Uber Technologies, Inc. †	16,850	727,415
Unilever PLC (United Kingdom)	2,558	133,114
WH Group, Ltd. (Hong Kong)	53,000	28,166
Yakult Honsha Co., Ltd. (Japan)	1,600	101,375
ZOZO, Inc. (Japan)	300	6,209
		6,420,923
Electronics (4.4%)
Agilent Technologies, Inc.	270	32,468
Broadcom, Inc.	429	372,127
Hamamatsu Photonics KK (Japan)	600	29,454
Hoya Corp. (Japan)	1,000	119,289
Keysight Technologies, Inc. †	428	71,669
Lattice Semiconductor Corp. †	827	79,450
nVent Electric PLC (United Kingdom)	3,347	172,939
NVIDIA Corp.	5,470	2,313,919
Qorvo, Inc. †	647	66,013
Qualcomm, Inc.	6,396	761,380
Shimadzu Corp. (Japan)	1,300	40,247
STMicroelectronics NV (France)	2,336	116,147
TDK Corp. (Japan)	2,700	104,547
Thales SA (France)	593	88,780
Trimble Inc. †	621	32,876
		4,401,305
Energy (2.8%)
APA Corp.	1,779	60,788
BP PLC (United Kingdom)	28,093	163,531
Cheniere Energy, Inc.	2,597	395,679
Chevron Corp.	446	70,178
ConocoPhillips	581	60,197
Equinor ASA (Norway)	3,146	91,476
Exxon Mobil Corp.	9,592	1,028,742
Marathon Oil Corp.	14,290	328,956
Marathon Petroleum Corp.	2,960	345,136
OMV AG (Austria)	557	23,607
Repsol SA (Spain)	6,710	97,602
Schlumberger, Ltd.	1,335	65,575
Shell PLC (London Exchange) (United Kingdom)	935	27,816
Valero Energy Corp.	537	62,990
		2,822,273
Entertainment (0.1%)
Dolby Laboratories, Inc. Class A	776	64,936
		64,936
Financials (9.5%)
3i Group PLC (United Kingdom)	4,652	115,118
Affiliated Managers Group, Inc.	419	62,804
Allianz SE (Germany)	214	49,786
Ally Financial, Inc.	1,120	30,251
American Express Co.	621	108,178
American Financial Group, Inc.	549	65,194
American International Group, Inc.	9,579	551,176
Ameriprise Financial, Inc.	1,009	335,149
Apartment Income REIT Corp. R	1,696	61,209
Apollo Global Management, Inc.	825	63,368
AvalonBay Communities, Inc. R	335	63,405
Aviva PLC (United Kingdom)	11,240	56,414
AXA SA (France)	383	11,295

4 Putnam VT Global Asset Allocation Fund

COMMON STOCKS (76.1%)* cont.	Shares	Value

Financials cont.
Banco Bilbao Vizcaya Argentaria SA (Spain)	18,002	$138,135
Bank Hapoalim MB (Israel)	1,686	13,819
Bank Leumi Le-Israel BM (Israel)	9,598	71,444
Bank of Ireland Group PLC (Ireland)	4,757	45,358
Bank of New York Mellon Corp. (The)	1,485	66,112
Berkshire Hathaway, Inc. Class B †	624	212,784
Brixmor Property Group, Inc. R	5,015	110,330
Camden Property Trust R	541	58,899
Capital One Financial Corp.	557	60,919
Charles Schwab Corp. (The)	1,174	66,542
Chubb, Ltd.	319	61,427
Citigroup, Inc.	11,540	531,302
Corebridge Financial, Inc.	3,664	64,706
DBS Group Holdings, Ltd. (Singapore)	4,600	107,559
Discover Financial Services	3,786	442,394
DNB Bank ASA (Norway)	466	8,713
East West Bancorp, Inc.	1,269	66,991
Equitable Holdings, Inc.	9,333	253,484
Equity Lifestyle Properties, Inc. R	931	62,275
Equity Residential R	967	63,793
Eurazeo SE (France)	188	13,222
Fifth Third Bancorp	2,380	62,380
First Industrial Realty Trust, Inc. R	1,162	61,168
Gaming and Leisure Properties, Inc. R	1,262	61,157
Gjensidige Forsikring ASA (Norway)	612	9,796
Goldman Sachs Group, Inc. (The)	952	307,058
Goodman Group (Australia) R	7,002	93,796
Healthpeak Properties, Inc. R	9,664	194,246
Hong Kong Exchanges and Clearing, Ltd.
(Hong Kong)	300	11,409
Intercontinental Exchange, Inc.	591	66,830
Investor AB Class B (Sweden)	6,252	125,007
Israel Discount Bank, Ltd. Class A (Israel)	6,078	30,173
Japan Post Holdings Co., Ltd. (Japan)	13,300	95,634
Jefferies Financial Group, Inc.	4,551	150,957
JPMorgan Chase & Co.	7,293	1,060,694
Julius Baer Group, Ltd. (Switzerland)	1,254	78,935
Lloyds Banking Group PLC (United Kingdom)	205,537	113,784
Marsh & McLennan Cos., Inc.	363	68,273
MetLife, Inc.	7,796	440,708
MGIC Investment Corp.	6,146	97,045
Mizrahi Tefahot Bank, Ltd. (Israel)	987	32,833
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen (Germany)	62	23,246
Nasdaq, Inc.	1,135	56,580
National Australia Bank, Ltd. (Australia)	6,407	113,088
National Retail Properties, Inc.	1,429	61,147
NN Group NV (Netherlands)	257	9,510
Nordea Bank ABP (Finland)	11,691	127,150
Open House Co., Ltd. (Japan)	300	10,822
Prologis, Inc. R	521	63,890
Public Storage R	217	63,338
Regency Centers Corp. R	1,036	63,994
Reinsurance Group of America, Inc.	1,111	154,085
Rithm Capital Corp. R	7,189	67,217
Sampo Oyj Class A (Finland)	2,096	94,048
SEI Investments Co.	492	29,333
Sekisui Chemical Co., Ltd. (Japan)	1,200	17,358
Simon Property Group, Inc. R	1,641	189,503
SLM Corp.	3,562	58,132

COMMON STOCKS (76.1%)* cont.	Shares	Value

Financials cont.
Synchrony Financial	2,214	$75,099
UBS Group AG (Switzerland)	6,600	133,431
Unum Group	1,441	68,736
Vicinity, Ltd. (Australia) R	26,103	32,088
Virtu Financial, Inc. Class A	3,818	65,250
W.R. Berkley Corp.	1,035	61,645
Wells Fargo & Co.	11,693	499,057
Zurich Insurance Group AG (Switzerland)	98	46,523
		9,439,708
Gaming and lottery (0.3%)
Aristocrat Leisure, Ltd. (Australia)	4,192	108,550
Boyd Gaming Corp.	1,018	70,619
DraftKings, Inc. Class A †	2,550	67,754
La Francaise des Jeux SAEM (France)	402	15,809
		262,732
Health care (9.9%)
Abbott Laboratories	9,132	995,571
AbbVie, Inc.	1,880	253,292
Amgen, Inc.	301	66,828
AstraZeneca PLC (United Kingdom)	331	47,401
Becton, Dickinson and Co.	262	69,171
Bio-Rad Laboratories, Inc. Class A †	158	59,901
bioMerieux (France)	207	21,711
Boston Scientific Corp. †	1,363	73,725
Bristol-Myers Squibb Co.	7,642	488,706
Cardinal Health, Inc.	5,198	491,575
Cigna Corp.	907	254,504
CVS Health Corp.	9,000	622,170
Danaher Corp.	268	64,320
Edwards Lifesciences Corp. †	809	76,313
Elevance Health, Inc.	640	284,346
Eli Lilly and Co.	2,648	1,241,859
Exelixis, Inc. †	3,195	61,056
GE HealthCare Technologies, Inc.	429	34,852
GlaxoSmithKline PLC (United Kingdom)	8,355	147,363
HCA Healthcare, Inc.	240	72,835
Hologic, Inc. †	805	65,181
Humana, Inc.	112	50,079
Illumina, Inc. †	155	29,061
Incyte Corp. †	1,113	69,284
Ipsen SA (France)	229	27,537
IQVIA Holdings, Inc. †	324	72,825
Johnson & Johnson	380	62,898
McKesson Corp.	163	69,652
Medtronic PLC	785	69,159
Merck & Co., Inc.	9,154	1,056,280
Merck KGaA (Germany)	186	30,759
Mettler-Toledo International, Inc. †	48	62,959
Molina Healthcare, Inc. †	211	63,562
Novartis AG (Switzerland)	2,294	230,669
Novo Nordisk A/S Class B (Denmark)	1,692	272,614
Olympus Corp. (Japan)	3,300	52,235
Ono Pharmaceutical Co., Ltd. (Japan)	2,600	47,143
Pfizer, Inc.	8,893	326,195
Regeneron Pharmaceuticals, Inc. †	78	56,046
ResMed, Inc.	300	65,550
Roche Holding AG (Switzerland)	720	220,010
Sonic Healthcare, Ltd. (Australia)	3,072	73,069
Sonova Holding AG (Switzerland)	110	29,274
Teladoc Health, Inc. †	2,524	63,908

Putnam VT Global Asset Allocation Fund 5

COMMON STOCKS (76.1%)* cont.	Shares	Value

Health care cont.
Thermo Fisher Scientific, Inc.	119	$62,088
UnitedHealth Group, Inc.	427	205,233
Vertex Pharmaceuticals, Inc. †	2,396	843,176
Viatris, Inc.	3,325	33,184
Zimmer Biomet Holdings, Inc.	481	70,034
		9,807,163
Homebuilding (0.6%)
NVR, Inc. †	15	95,259
PulteGroup, Inc.	922	71,621
Toll Brothers, Inc.	4,932	389,973
		556,853
Household furniture and appliances (—%)
Rational AG (Germany)	18	13,022
		13,022
Lodging/Tourism (0.2%)
Host Hotels & Resorts, Inc. R	3,607	60,706
Marriott International, Inc./MD Class A	388	71,272
MGM Resorts International	1,539	67,593
		199,571
Media (1.2%)
FactSet Research Systems, Inc.	164	65,707
Informa PLC (United Kingdom)	9,658	89,049
Netflix, Inc. †	2,287	1,007,401
Walt Disney Co. (The) †	692	61,782
		1,223,939
Publishing (—%)
Wolters Kluwer NV (Netherlands)	156	19,797
		19,797
Retail (3.5%)
Amazon.com, Inc. †	14,314	1,865,973
AutoZone, Inc. †	200	498,672
Bath & Body Works, Inc.	1,776	66,600
Home Depot, Inc. (The)	191	59,332
Industria de Diseno Textil SA (Spain)	3,548	137,286
JD Sports Fashion PLC (United Kingdom)	25,812	47,861
Lowe’s Cos., Inc.	316	71,321
Lululemon Athletica, Inc. (Canada) †	181	68,509
O’Reilly Automotive, Inc. †	98	93,619
Tapestry, Inc.	1,434	61,375
TJX Cos., Inc. (The)	783	66,391
Walmart, Inc.	2,631	413,541
		3,450,480
Semiconductor (0.4%)
Applied Materials, Inc.	724	104,647
ASML Holding NV (Netherlands)	194	140,352
KLA Corp.	209	101,369
Lam Research Corp.	95	61,072
		407,440
Software (5.7%)
Adobe, Inc. †	1,566	765,758
Atlassian Corp. Class A †	366	61,418
Autodesk, Inc. †	341	69,772
Cadence Design Systems, Inc. †	3,725	873,587
HubSpot, Inc. †	127	67,575
Intuit, Inc.	291	133,333
Manhattan Associates, Inc. †	395	78,953
Microsoft Corp.	9,623	3,277,016
ROBLOX Corp. Class A †	1,774	71,492
Square Enix Holdings Co., Ltd. (Japan)	1,400	65,187
TIS, Inc. (Japan)	800	20,044
Wix.com, Ltd. (Israel) †	1,880	147,091
Workday, Inc. Class A †	357	80,643
		5,711,869

COMMON STOCKS (76.1%)* cont.	Shares	Value

Technology services (5.3%)
Alphabet, Inc. Class A †	21,890	$2,620,233
DocuSign, Inc. †	1,224	62,534
eBay, Inc.	12,551	560,904
Fidelity National Information Services, Inc.	5,497	300,686
GoDaddy, Inc. Class A †	836	62,809
Leidos Holdings, Inc.	2,827	250,133
Meta Platforms, Inc. Class A †	4,394	1,260,990
Spotify Technology SA (Sweden) †	414	66,468
Western Union Co. (The)	5,252	61,606
Zebra Technologies Corp. Class A †	243	71,887
		5,318,250
Textiles (0.2%)
Capri Holdings, Ltd. †	1,670	59,936
Hermes International (France)	68	147,661
		207,597
Toys (0.2%)
Bandai Namco Holdings, Inc. (Japan)	4,400	101,813
Nintendo Co., Ltd. (Japan)	2,900	131,915
		233,728
Transportation (1.1%)
A.P. Moeller-Maersck A/S Class B (Denmark)	7	12,285
CSX Corp.	14,717	501,850
Delta Air Lines, Inc. †	1,715	81,531
Deutsche Lufthansa AG (Germany) †	2,668	27,305
Deutsche Post AG (Germany)	2,221	108,406
FedEx Corp.	266	65,941
Kongsberg Gruppen ASA (Norway)	304	13,827
Nippon Yusen (Japan)	2,100	46,667
Norfolk Southern Corp.	293	66,441
Qantas Airways, Ltd. (voting rights) (Australia) †	15,392	63,825
SITC International Holdings Co., Ltd. (Hong Kong)	3,000	5,506
Union Pacific Corp.	324	66,297
		1,059,881
Utilities and power (2.1%)
AES Corp. (The)	3,012	62,439
American Electric Power Co., Inc.	714	60,119
Constellation Energy Corp.	3,884	355,580
Dominion Energy, Inc.	1,179	61,060
DTE Energy Co.	565	62,161
Duke Energy Corp.	676	60,664
E.ON SE (Germany)	9,469	120,684
Edison International	915	63,547
Enel SpA (Italy)	16,842	113,355
Eversource Energy	855	60,637
Exelon Corp.	1,460	59,480
FirstEnergy Corp.	1,628	63,297
National Guel Gas co.	1,146	58,859
NextEra Energy, Inc.	883	65,519
NRG Energy, Inc.	1,812	67,751
PPL Corp.	1,213	32,096
Public Service Enterprise Group, Inc.	984	61,608
RWE AG (Germany)	2,473	107,591
Southern Co. (The)	855	60,064
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights) †	1,923	2,212
Tokyo Gas Co., Ltd. (Japan)	4,700	102,684
Vistra Corp.	9,468	248,535
WEC Energy Group, Inc.	716	63,180
Xcel Energy, Inc.	1,013	62,978
		2,076,100

Total common stocks (cost $52,990,008)		$75,653,176

6 Putnam VT Global Asset Allocation Fund

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (22.1%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association
Pass-Through Certificates
6.50%, with due dates from
5/20/37 to 11/20/39	$110,211	$115,292
3.00%, TBA, 7/1/53	1,000,000	893,354
3.00%, with due dates from 8/20/49 to 4/20/51	986,668	888,514
		1,897,160
U.S. Government Agency Mortgage Obligations (20.2%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6.50%, 5/1/53	24,980	25,585
3.00%, 1/1/48	620,500	554,109
Federal National Mortgage Association
Pass-Through Certificates
5.00%, 9/1/52	958,196	942,764
4.00%, 1/1/57	34,384	32,481
4.00%, 1/1/49	96,337	91,486
3.00%, with due dates from 4/1/46 to 11/1/48	407,435	364,755
2.50%, with due dates from 5/1/51 to 7/1/51	1,646,638	1,396,314
Uniform Mortgage-Backed Securities
6.00%, TBA, 7/1/53	4,000,000	3,391,564
5.50%, TBA, 8/1/53	1,000,000	995,234
5.50%, TBA, 7/1/53	2,000,000	1,990,312
5.00%, TBA, 7/1/53	2,000,000	1,959,453
5.00%, TBA, 8/1/53	1,000,000	980,078
4.50%, TBA, 8/1/53	1,000,000	961,563
4.50%, TBA, 7/1/53	2,000,000	1,922,812
3.50%, TBA, 7/1/53	1,000,000	911,211
3.50%, TBA, 8/1/53	1,000,000	911,875
2.50%, TBA, 8/1/53	2,000,000	1,697,343
2.50%, TBA, 7/1/38	1,000,000	910,000
		20,038,939
Total U.S. government and agency mortgage obligations
(cost $22,580,714)		$21,936,099

	Principal
CORPORATE BONDS AND NOTES (12.4%)*	amount	Value

Basic materials (0.9%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%,
10/15/39 (France)	$20,000	$20,873
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29	5,000	4,501
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	15,000	14,517
Avient Corp. 144A sr. unsec. unsub. notes
7.125%, 8/1/30	10,000	10,114
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	5,000	4,745
Beacon Roofing Supply, Inc. 144A sr. unsec.
unsub. notes 4.125%, 5/15/29	10,000	8,850
Big River Steel, LLC/BRS Finance Corp. 144A sr.
notes 6.625%, 1/31/29	13,000	12,842
Boise Cascade Co. 144A company guaranty sr.
unsec. notes 4.875%, 7/1/30	15,000	13,560
Builders FirstSource, Inc. 144A company
guaranty sr. unsec. bonds 6.375%, 6/15/32	5,000	4,968
Builders FirstSource, Inc. 144A company
guaranty sr. unsec. bonds 4.25%, 2/1/32	5,000	4,351
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	15,000	14,358
Celanese US Holdings, LLC company guaranty
sr. unsec. bonds 6.379%, 7/15/32 (Germany)	15,000	15,130
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6.33%, 7/15/29 (Germany)	15,000	14,897

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Basic materials cont.
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6.165%, 7/15/27 (Germany)	$70,000	$69,637
Celanese US Holdings, LLC company guaranty
sr. unsec. notes 1.40%, 8/5/26 (Germany)	15,000	12,998
CF Industries, Inc. company guaranty sr. unsec.
bonds 4.95%, 6/1/43	50,000	43,283
Commercial Metals Co. sr. unsec. notes
4.375%, 3/15/32	5,000	4,321
Commercial Metals Co. sr. unsec. notes
4.125%, 1/15/30	10,000	8,900
Compass Minerals International, Inc.
144A company guaranty sr. unsec. notes
6.75%, 12/1/27	10,000	9,641
CP Atlas Buyer, Inc. 144A sr. unsec. notes
7.00%, 12/1/28	5,000	3,925
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	20,000	19,560
Freeport-McMoRan, Inc. company guaranty sr.
unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	9,435
Freeport-McMoRan, Inc. company guaranty sr.
unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	10,000	9,324
Glencore Funding, LLC 144A company guaranty
sr. unsec. notes 2.50%, 9/1/30	34,000	27,840
Graphic Packaging International, LLC
144A company guaranty sr. unsec. notes
3.75%, 2/1/30	5,000	4,313
Graphic Packaging International, LLC
144A company guaranty sr. unsec. notes
3.50%, 3/1/29	5,000	4,372
HudBay Minerals, Inc. 144A company guaranty
sr. unsec. notes 6.125%, 4/1/29 (Canada)	10,000	9,208
Huntsman International, LLC sr. unsec. bonds
2.95%, 6/15/31	15,000	11,975
Ingevity Corp. 144A company guaranty sr. unsec.
notes 3.875%, 11/1/28	10,000	8,513
Intelligent Packaging Holdco Issuer LP 144A sr.
unsec. notes 9.00%, 1/15/26 (Canada) ‡‡	5,000	3,769
Intelligent Packaging, Ltd., Finco, Inc./Intelligent
Packaging, Ltd. Co-Issuer, LLC 144A sr. notes
6.00%, 9/15/28 (Canada)	10,000	8,486
International Flavors & Fragrances, Inc. sr. unsec.
notes 4.45%, 9/26/28	20,000	18,748
International Flavors & Fragrances, Inc.
144A company guaranty sr. unsec. bonds
3.468%, 12/1/50	5,000	3,340
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 2.30%, 11/1/30	10,000	7,924
International Flavors & Fragrances, Inc. 144A sr.
unsec. notes 1.832%, 10/15/27	5,000	4,216
Louisiana-Pacific Corp. 144A sr. unsec. notes
3.625%, 3/15/29	10,000	8,754
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes
6.625%, 10/15/29	15,000	12,528
Mauser Packaging Solutions Holding Co. 144A
company guaranty notes 9.25%, 4/15/27	10,000	9,230
Mauser Packaging Solutions Holding Co. 144A sr.
notes 7.875%, 8/15/26	15,000	14,903
Mercer International, Inc. sr. unsec. notes
5.125%, 2/1/29 (Canada)	10,000	7,782
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	35,000	31,105
Nutrien, Ltd. sr. unsec. bonds 5.25%,
1/15/45 (Canada)	20,000	18,509

Putnam VT Global Asset Allocation Fund 7

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Basic materials cont.
Nutrien, Ltd. sr. unsec. bonds 4.125%,
3/15/35 (Canada)	$25,000	$21,944
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30	10,000	7,663
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28	20,000	17,860
SCIH Salt Holdings, Inc. 144A sr. unsec. notes
6.625%, 5/1/29	15,000	12,568
Sherwin-Williams Co. (The) sr. unsec. unsub.
bonds 3.45%, 6/1/27	35,000	32,989
TMS International Holding Corp. 144A sr. unsec.
notes 6.25%, 4/15/29	15,000	12,600
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc. 144A company guaranty
sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	4,625
Tronox, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 3/15/29	15,000	12,466
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	10,000	10,223
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	40,000	25,027
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	20,000	13,308
Westlake Corp. sr. unsec. unsub. notes
3.60%, 8/15/26	30,000	28,153
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 8.20%, 1/15/30	30,000	34,399
WestRock MWV, LLC company guaranty sr.
unsec. unsub. notes 7.95%, 2/15/31	10,000	11,326
WR Grace Holdings, LLC 144A company guaranty
sr. notes 4.875%, 6/15/27	5,000	4,637
WR Grace Holdings, LLC 144A sr. notes
7.375%, 3/1/31	15,000	14,700
WR Grace Holdings, LLC 144A sr. unsec. notes
5.625%, 8/15/29	15,000	12,290
		827,023
Capital goods (0.7%)
Adient Global Holdings, Ltd. 144A sr. notes
7.00%, 4/15/28	5,000	5,050
Allison Transmission, Inc. 144A company
guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,224
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	18,847
Amsted Industries, Inc. 144A company guaranty
sr. unsec. sub. notes 5.625%, 7/1/27	10,000	9,672
Amsted Industries, Inc. 144A sr. unsec. bonds
4.625%, 5/15/30	5,000	4,460
Ball Corp. company guaranty sr. unsec. notes
3.125%, 9/15/31	10,000	8,213
Berry Global Escrow Corp. 144A sr. notes
4.875%, 7/15/26	2,000	1,923
Berry Global, Inc. 144A company guaranty sr.
notes 1.65%, 1/15/27	25,000	21,565
Berry Global, Inc. 144A company guaranty sr.
notes 1.57%, 1/15/26	44,000	39,676
Bombardier, Inc. 144A sr. unsec. notes 7.125%,
6/15/26 (Canada)	15,000	14,899
Chart Industries, Inc. 144A company guaranty sr.
notes 7.50%, 1/1/30	15,000	15,304
Chart Industries, Inc. 144A company guaranty sr.
unsec. notes 9.50%, 1/1/31	10,000	10,610
Clarios Global LP 144A company guaranty sr.
notes 6.75%, 5/15/25	9,000	9,006
Clarios Global LP 144A sr. notes 6.75%, 5/15/28	5,000	4,983
Clean Harbors, Inc. 144A company guaranty sr.
unsec. unsub. notes 6.375%, 2/1/31	5,000	5,031

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Capital goods cont.
Covanta Holding Corp. 144A company guaranty
sr. unsec. notes 4.875%, 12/1/29	$15,000	$12,975
Crown Cork & Seal Co., Inc. company guaranty sr.
unsec. bonds 7.375%, 12/15/26	10,000	10,338
Emerald Debt Merger Sub, LLC 144A sr. notes
6.625%, 12/15/30	10,000	9,888
GFL Environmental, Inc. 144A company guaranty
sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,450
GFL Environmental, Inc. 144A company guaranty
sr. unsec. notes 4.75%, 6/15/29 (Canada)	15,000	13,704
GFL Environmental, Inc. 144A company guaranty
sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,470
Great Lakes Dredge & Dock Corp. 144A company
guaranty sr. unsec. notes 5.25%, 6/1/29	25,000	20,881
Honeywell International, Inc. sr. unsec. bonds
3.812%, 11/21/47	55,000	46,811
Howmet Aerospace, Inc. sr. unsec. unsub. bonds
5.95%, 2/1/37	5,000	5,090
Howmet Aerospace, Inc. sr. unsec. unsub. notes
3.00%, 1/15/29	35,000	30,590
Johnson Controls International PLC sr. unsec.
bonds 4.95%, 7/2/64	65,000	57,336
Johnson Controls International PLC sr. unsec.
notes 3.90%, 2/14/26	6,000	5,769
L3Harris Technologies, Inc. sr. unsec. bonds
1.80%, 1/15/31	5,000	3,957
L3Harris Technologies, Inc. sr. unsec. notes
3.85%, 12/15/26	24,000	22,868
L3Harris Technologies, Inc. sr. unsec. sub. notes
4.40%, 6/15/28	18,000	17,300
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28	5,000	4,401
Madison IAQ, LLC 144A sr. unsec. notes
5.875%, 6/30/29	15,000	12,149
MajorDrive Holdings IV, LLC 144A sr. unsec. notes
6.375%, 6/1/29	25,000	19,851
Oshkosh Corp. sr. unsec. sub. notes
4.60%, 5/15/28	9,000	8,664
Otis Worldwide Corp. sr. unsec. notes
2.565%, 2/15/30	15,000	12,932
Owens-Brockway Glass Container, Inc.
144A company guaranty sr. unsec. notes
7.25%, 5/15/31	15,000	15,188
Panther BF Aggregator 2 LP/Panther Finance
Co., Inc. 144A company guaranty sr. unsec. notes
8.50%, 5/15/27	15,000	15,025
Raytheon Technologies Corp. sr. unsec. bonds
4.875%, 10/15/40	20,000	19,045
Raytheon Technologies Corp. sr. unsec. notes
5.15%, 2/27/33	5,000	5,068
Raytheon Technologies Corp. sr. unsec. unsub.
notes 4.125%, 11/16/28	5,000	4,816
Ritchie Bros Holdings, Inc. 144A company
guaranty sr. notes 6.75%, 3/15/28	5,000	5,050
Ritchie Bros Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.75%, 3/15/31	5,000	5,200
Roller Bearing Co. of America, Inc. 144A sr. notes
4.375%, 10/15/29	15,000	13,439
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	10,000	8,259
Terex Corp. 144A company guaranty sr. unsec.
notes 5.00%, 5/15/29	10,000	9,297
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	10,000	9,870

8 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Capital goods cont.
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	$10,000	$9,432
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 5/1/29	10,000	8,933
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 4.625%, 1/15/29	10,000	8,896
TransDigm, Inc. 144A company guaranty sr.
notes 6.25%, 3/15/26	20,000	19,902
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28	10,000	10,025
Vertiv Group Corp. 144A company guaranty sr.
notes 4.125%, 11/15/28	15,000	13,515
Waste Connections, Inc. sr. unsec. bonds
3.20%, 6/1/32	2,000	1,743
Waste Connections, Inc. sr. unsec. sub. bonds
3.50%, 5/1/29	30,000	27,593
Waste Pro USA, Inc. 144A sr. unsec. notes
5.50%, 2/15/26	5,000	4,635
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	20,000	20,401
		733,219
Communication services (1.2%)
American Tower Corp. sr. unsec. bonds
2.70%, 4/15/31 R	5,000	4,146
American Tower Corp. sr. unsec. sub. notes
2.75%, 1/15/27 R	100,000	90,977
AT&T, Inc. company guaranty sr. unsec. unsub.
notes 2.30%, 6/1/27	9,000	8,094
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55	41,000	28,703
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	60,000	47,129
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	67,967
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,000	6,805
CCO Holdings, LLC/CCO Holdings Capital Corp.
sr. unsec. bonds 4.50%, 5/1/32	10,000	7,985
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 5.375%, 6/1/29	8,000	7,233
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. bonds 4.75%, 3/1/30	45,000	38,479
CCO Holdings, LLC/CCO Holdings Capital Corp.
144A sr. unsec. notes 4.25%, 2/1/31	10,000	8,090
Charter Communications Operating,
LLC/Charter Communications Operating
Capital Corp. company guaranty sr. notes
2.25%, 1/15/29	27,000	22,482
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. bonds
4.80%, 3/1/50	10,000	7,545
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. company guaranty sr. sub. notes
4.908%, 7/23/25	44,000	43,148
Charter Communications Operating, LLC/
Charter Communications Operating Capital
Corp. sr. bonds 3.70%, 4/1/51	110,000	69,507
Comcast Corp. company guaranty sr. unsec.
notes 3.45%, 2/1/50	19,000	14,460
Comcast Corp. company guaranty sr. unsec.
unsub. bonds 3.999%, 11/1/49	7,000	5,778
Cox Communications, Inc. 144A sr. unsec. bonds
3.50%, 8/15/27	35,000	32,546
Crown Castle, Inc. sr. unsec. bonds
3.80%, 2/15/28 R	25,000	23,301

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Communication services cont.
Crown Castle, Inc. sr. unsec. bonds
3.65%, 9/1/27 R	$34,000	$31,779
Crown Castle, Inc. sr. unsec. sub. notes
1.05%, 7/15/26 R	23,000	20,135
Crown Castle, Inc. sr. unsec. unsub. bonds
3.70%, 6/15/26 R	12,000	11,399
Deutsche Telekom International Finance
BV company guaranty sr. unsec. unsub. bonds
8.75%, 6/15/30 (Netherlands)	73,000	87,424
DISH DBS Corp. company guaranty sr. unsec.
notes 7.75%, 7/1/26	5,000	3,065
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	10,000	8,746
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.125%, 6/1/29	10,000	4,643
DISH DBS Corp. 144A company guaranty sr.
notes 5.75%, 12/1/28	10,000	7,438
DISH DBS Corp. 144A company guaranty sr.
notes 5.25%, 12/1/26	5,000	4,011
Embarq Corp. sr. unsec. unsub. bonds
7.995%, 6/1/36	20,000	12,089
Frontier Communications Corp. 144A company
guaranty sr. notes 5.875%, 10/15/27	15,000	13,766
Frontier Communications Holdings, LLC 144A
company guaranty sr. notes 8.75%, 5/15/30	10,000	9,774
Level 3 Financing, Inc. 144A company guaranty
sr. notes 10.50%, 5/15/30	5,500	5,580
Level 3 Financing, Inc. 144A company guaranty
sr. unsec. notes 4.25%, 7/1/28	15,000	9,658
Sprint Capital Corp. company guaranty sr.
unsec. unsub. notes 6.875%, 11/15/28	25,000	26,500
T-Mobile USA, Inc. company guaranty sr. bonds
2.25%, 11/15/31	60,000	48,002
T-Mobile USA, Inc. company guaranty sr. notes
3.875%, 4/15/30	7,000	6,449
T-Mobile USA, Inc. company guaranty sr. notes
3.75%, 4/15/27	78,000	73,835
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 5.75%, 1/15/54	15,000	15,491
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 5.05%, 7/15/33	15,000	14,730
T-Mobile USA, Inc. company guaranty sr. unsec.
bonds 2.875%, 2/15/31	10,000	8,453
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27	10,000	9,925
TCI Communications, Inc. sr. unsec. unsub.
notes 7.125%, 2/15/28	65,000	70,857
Verizon Communications, Inc. sr. unsec. bonds
3.70%, 3/22/61	47,000	34,179
Verizon Communications, Inc. sr. unsec. notes
2.55%, 3/21/31	23,000	19,203
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.40%, 11/1/34	65,000	59,993
Verizon Communications, Inc. sr. unsec. unsub.
notes 4.329%, 9/21/28	76,000	73,264
Verizon Communications, Inc. sr. unsec. unsub.
notes 2.10%, 3/22/28	20,000	17,569
		1,242,332
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN
(ICE LIBOR USD 3 Month + 3.33%), 8.882%,
perpetual maturity	7,000	7,000
		7,000

Putnam VT Global Asset Allocation Fund 9

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Consumer cyclicals (1.7%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29	$15,000	$12,956
Alimentation Couche-Tard, Inc. 144A
company guaranty sr. unsec. notes 3.55%,
7/26/27 (Canada)	25,000	23,125
Alimentation Couche-Tard, Inc. 144A sr. unsec.
notes 2.95%, 1/25/30 (Canada)	14,000	12,025
AMC Entertainment Holdings, Inc. 144A
company guaranty sr. notes 7.50%, 2/15/29	5,000	3,516
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28	15,000	13,670
American Builders & Contractors Supply Co., Inc.
144A sr. unsec. notes 3.875%, 11/15/29	10,000	8,537
Asbury Automotive Group, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 11/15/29	5,000	4,438
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	14,000	10,621
Bath & Body Works, Inc. company guaranty sr.
unsec. bonds 6.75%, perpetual maturity	5,000	4,499
Bath & Body Works, Inc. company guaranty sr.
unsec. notes 7.50%, perpetual maturity	15,000	15,200
Bath & Body Works, Inc. 144A company guaranty
sr. unsec. unsub. bonds 6.625%, 10/1/30	10,000	9,654
BCPE Ulysses Intermediate, Inc. 144A sr. unsec.
notes 7.75%, 4/1/27 ‡‡	5,000	4,403
Beasley Mezzanine Holdings, LLC 144A company
guaranty sr. notes 8.625%, 2/1/26	10,000	6,567
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	40,000	33,129
BMW US Capital, LLC 144A company guaranty sr.
unsec. notes 3.95%, 8/14/28	35,000	33,309
Booking Holdings, Inc. sr. unsec. sub. notes
4.625%, 4/13/30	25,000	24,359
Boyd Gaming Corp. 144A sr. unsec. bonds
4.75%, 6/15/31	20,000	17,867
Caesars Entertainment, Inc. 144A sr. notes
7.00%, 2/15/30	15,000	15,064
Caesars Entertainment, Inc. 144A sr. unsec.
notes 4.625%, 10/15/29	10,000	8,732
Caesars Resort Collection, LLC/CRC Finco, Inc.
144A company guaranty sr. notes 5.75%, 7/1/25	20,000	20,236
Camelot Return Merger Sub, Inc. 144A sr. notes
8.75%, 8/1/28	5,000	4,725
Carnival Corp. 144A notes 10.50%, 2/1/26	5,000	5,256
Carnival Corp. 144A notes 9.875%, 8/1/27	5,000	5,208
Carnival Corp. 144A sr. unsec. notes
5.75%, 3/1/27	30,000	27,618
Carriage Services, Inc. 144A company guaranty
sr. unsec. notes 4.25%, 5/15/29	10,000	8,607
CDI Escrow Issuer, Inc. 144A sr. unsec. notes
5.75%, 4/1/30	15,000	13,931
Cinemark USA, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 3/15/26	5,000	4,744
Cinemark USA, Inc. 144A company guaranty sr.
unsec. notes 5.25%, 7/15/28	15,000	13,194
Clear Channel Outdoor Holdings, Inc. 144A
company guaranty sr. unsec. sub. notes
7.75%, 4/15/28	10,000	7,850
D.R. Horton, Inc. company guaranty sr. unsec.
unsub. notes 1.30%, 10/15/26	60,000	52,579
Everi Holdings, Inc. 144A company guaranty sr.
unsec. notes 5.00%, 7/15/29	20,000	17,515
Ford Motor Co. sr. unsec. unsub. bonds
3.25%, 2/12/32	65,000	51,134

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Consumer cyclicals cont.
Full House Resorts, Inc. 144A company guaranty
sr. notes 8.25%, 2/15/28	$20,000	$18,720
Garda World Security Corp. 144A sr. notes 7.75%,
2/15/28 (Canada)	5,000	4,963
Garda World Security Corp. 144A sr. notes
4.625%, 2/15/27 (Canada)	5,000	4,575
Garda World Security Corp. 144A sr. unsec. notes
6.00%, 6/1/29 (Canada)	5,000	4,097
Gartner, Inc. 144A company guaranty sr. unsec.
bonds 3.75%, 10/1/30	15,000	13,064
Global Payments, Inc. sr. unsec. notes
2.15%, 1/15/27	6,000	5,333
Gray Escrow II, Inc. 144A sr. unsec. bonds
5.375%, 11/15/31	30,000	19,884
GW B-CR Security Corp. 144A sr. unsec. notes
9.50%, 11/1/27 (Canada)	8,000	7,729
Hanesbrands, Inc. 144A company guaranty sr.
unsec. unsub. notes 9.00%, perpetual maturity	5,000	5,038
Hilton Domestic Operating Co., Inc. company
guaranty sr. unsec. bonds 4.875%, 1/15/30	20,000	18,648
Hilton Worldwide Finance, LLC/Hilton
Worldwide Finance Corp. company guaranty sr.
unsec. notes 4.875%, 4/1/27	10,000	9,701
Hyatt Hotels Corp. sr. unsec. notes
5.75%, 1/30/27	12,000	11,969
Hyatt Hotels Corp. sr. unsec. unsub. notes
4.85%, 3/15/26	47,000	46,028
iHeartCommunications, Inc. company guaranty
sr. unsec. notes 8.375%, 5/1/27	17,189	11,451
Interpublic Group of Cos., Inc. (The) sr. unsec.
sub. bonds 4.65%, 10/1/28	47,000	45,214
Interpublic Group of Cos., Inc. (The) sr. unsec.
unsub. notes 2.40%, 3/1/31	10,000	8,140
JELD-WEN, Inc. 144A company guaranty sr. sub.
notes 6.25%, 5/15/25	5,000	5,044
JELD-WEN, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 12/15/27	10,000	8,857
Kontoor Brands, Inc. 144A company guaranty sr.
unsec. notes 4.125%, 11/15/29	15,000	12,525
Las Vegas Sands Corp. sr. unsec. unsub. notes
3.90%, 8/8/29	15,000	13,384
LBM Acquisition, LLC 144A company guaranty sr.
unsec. notes 6.25%, 1/15/29	10,000	8,273
Lennar Corp. company guaranty sr. unsec.
unsub. notes 4.75%, 11/29/27	38,000	36,870
Levi Strauss & Co. 144A sr. unsec. sub. bonds
3.50%, 3/1/31	25,000	20,688
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	9,768
Live Nation Entertainment, Inc. 144A sr. notes
6.50%, 5/15/27	5,000	5,027
Macy’s Retail Holdings, LLC 144A company
guaranty sr. unsec. unsub. bonds
6.125%, 3/15/32	5,000	4,374
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	4,766
Masonite International Corp. 144A company
guaranty sr. unsec. notes 3.50%, 2/15/30	10,000	8,400
Mattamy Group Corp. 144A sr. unsec. notes
4.625%, 3/1/30 (Canada)	10,000	8,645
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.75%, 4/1/29	10,000	8,798

10 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Consumer cyclicals cont.
Mattel, Inc. 144A company guaranty sr. unsec.
notes 3.375%, 4/1/26	$5,000	$4,601
McGraw-Hill Education, Inc. 144A sr. notes
5.75%, 8/1/28	15,000	12,997
McGraw-Hill Education, Inc. 144A sr. unsec.
notes 8.00%, 8/1/29	15,000	12,803
Michaels Cos., Inc. (The) 144A sr. unsec. notes
7.875%, 5/1/29	5,000	3,369
MIWD Holdco II, LLC/MIWD Finance Corp.
144A company guaranty sr. unsec. notes
5.50%, 2/1/30	5,000	4,125
Moody’s Corp. sr. unsec. notes 2.00%, 8/19/31	50,000	40,286
NCL Corp., Ltd. 144A company guaranty sr. notes
5.875%, 2/15/27	5,000	4,863
NCL Corp., Ltd. 144A sr. unsec. unsub. notes
7.75%, 2/15/29	5,000	4,738
Neptune Bidco US, Inc. 144A sr. notes
9.29%, 4/15/29	20,000	18,360
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28	10,000	10,328
Netflix, Inc. sr. unsec. unsub. notes
4.375%, 11/15/26	15,000	14,646
Netflix, Inc. 144A sr. unsec. bonds
5.375%, 11/15/29	53,000	53,196
News Corp. 144A company guaranty sr. unsec.
unsub. bonds 5.125%, 2/15/32	4,000	3,649
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29	10,000	8,778
Omnicom Group, Inc. company guaranty sr.
unsec. unsub. notes 3.60%, 4/15/26	65,000	62,432
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A company guaranty sr. unsec.
notes 5.00%, 8/15/27	10,000	9,077
Paramount Global sr. unsec. unsub. notes
4.00%, 1/15/26	12,000	11,423
Paramount Global sr. unsec. unsub. notes
2.90%, 1/15/27	22,000	19,817
Penn Entertainment, Inc. 144A sr. unsec. notes
5.625%, 1/15/27	10,000	9,351
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A company guaranty sr. notes
3.375%, 8/31/27	5,000	4,410
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	15,000	14,052
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	15,000	16,997
Raptor Acquisition Corp./Raptor Co-Issuer, LLC
144A sr. notes 4.875%, 11/1/26	5,000	4,713
Realogy Group, LLC/Realogy Co-Issuer Corp.
144A company guaranty sr. unsec. notes
5.75%, 1/15/29	15,000	11,223
Royal Caribbean Cruises, Ltd. 144A company
guaranty sr. unsec. notes 7.25%, 1/15/30	5,000	5,064
Royal Caribbean Cruises, Ltd. 144A company
guaranty sr. unsec. unsub. notes 9.25%, 1/15/29	10,000	10,654
Royal Caribbean Cruises, Ltd. 144A sr. unsec.
notes 5.50%, 8/31/26	10,000	9,481
Royal Caribbean Cruises, Ltd. 144A sr. unsec.
notes 4.25%, 7/1/26	5,000	4,590
S&P Global, Inc. company guaranty sr. unsec.
bonds 2.50%, 12/1/29	30,000	26,144

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Consumer cyclicals cont.
S&P Global, Inc. company guaranty sr. unsec.
notes 1.25%, 8/15/30	$9,000	$7,088
Scientific Games Holdings LP/Scientific
Games US FinCo., Inc. 144A sr. unsec. notes
6.625%, 3/1/30	5,000	4,400
Scientific Games International, Inc.
144A company guaranty sr. unsec. notes
7.25%, 11/15/29	15,000	15,019
Scientific Games International, Inc. 144A sr.
unsec. notes 7.00%, 5/15/28	5,000	4,973
Scotts Miracle-Gro Co. (The) company guaranty
sr. unsec. notes 4.50%, 10/15/29	25,000	21,482
Scotts Miracle-Gro Co. (The) company guaranty
sr. unsec. unsub. bonds 4.375%, 2/1/32	5,000	3,937
Scripps Escrow II, Inc. 144A sr. notes
3.875%, 1/15/29	5,000	4,037
Scripps Escrow, Inc. 144A company guaranty sr.
unsec. notes 5.875%, 7/15/27	5,000	4,047
Shift4 Payments, LLC/Shift4 Payments Finance
Sub, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 11/1/26	10,000	9,378
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 9/1/31	15,000	11,599
Sirius XM Radio, Inc. 144A company guaranty sr.
unsec. notes 4.00%, 7/15/28	10,000	8,689
Spanish Broadcasting System, Inc. 144A sr. notes
9.75%, 3/1/26	5,000	3,427
Spectrum Brands, Inc. 144A company guaranty
sr. unsec. bonds 5.00%, 10/1/29	15,000	13,389
Standard Industries, Inc. 144A sr. unsec. bonds
3.375%, 1/15/31	5,000	4,025
Standard Industries, Inc. 144A sr. unsec. notes
5.00%, 2/15/27	10,000	9,531
Standard Industries, Inc. 144A sr. unsec. notes
4.375%, 7/15/30	10,000	8,661
Station Casinos, LLC 144A sr. unsec. bonds
4.625%, 12/1/31	5,000	4,213
Station Casinos, LLC 144A sr. unsec. notes
4.50%, 2/15/28	15,000	13,464
SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp.
144A company guaranty sr. unsub. notes
5.875%, 5/15/25	10,000	9,650
Taylor Morrison Communities, Inc. 144A sr.
unsec. bonds 5.125%, 8/1/30	10,000	9,233
Taylor Morrison Communities, Inc. 144A sr.
unsec. notes 5.75%, 1/15/28	5,000	4,835
Townsquare Media, Inc. 144A sr. notes
6.875%, 2/1/26	10,000	9,563
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
company guaranty sr. unsec. unsub. notes
5.875%, 6/15/24	5,000	4,963
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	15,000	14,498
Univision Communications, Inc. 144A sr. notes
7.375%, 6/30/30	5,000	4,761
Urban One, Inc. 144A company guaranty sr.
notes 7.375%, 2/1/28	10,000	8,711
Victoria’s Secret & Co. 144A sr. unsec. notes
4.625%, 7/15/29	15,000	10,950
Walt Disney Co. (The) company guaranty sr.
unsec. bonds 7.75%, 12/1/45	40,000	51,791

Putnam VT Global Asset Allocation Fund 11

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Consumer cyclicals cont.
Warnermedia Holdings, Inc. company guaranty
sr. unsec. notes 4.279%, 3/15/32	$102,000	$90,462
Warnermedia Holdings, Inc. company guaranty
sr. unsec. notes 3.755%, 3/15/27	20,000	18,655
White Cap Buyer, LLC 144A sr. unsec. notes
6.875%, 10/15/28	10,000	9,063
Wynn Las Vegas, LLC/Wynn Las Vegas Capital
Corp. 144A company guaranty sr. unsec. sub.
notes 5.25%, 5/15/27	15,000	14,209
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A company guaranty sr. unsec.
unsub. notes 7.125%, 2/15/31	10,000	9,950
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds
5.125%, 10/1/29	10,000	8,962
		1,732,023
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A
bonds 4.00%, 10/15/30 (Canada)	20,000	17,117
1011778 BC ULC/New Red Finance, Inc.
144A company guaranty notes 4.375%,
1/15/28 (Canada)	15,000	13,848
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	4,616
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27	30,000	28,425
Albertsons Cos., LLC/Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	10,170
Anheuser-Busch Cos., LLC/Anheuser-Busch
InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 4.90%, 2/1/46	35,000	33,453
Aramark Services, Inc. 144A company guaranty
sr. unsec. notes 5.00%, 2/1/28	17,000	16,023
CDW, LLC/CDW Finance Corp. company
guaranty sr. unsec. notes 3.25%, 2/15/29	15,000	12,853
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 7.00%, 10/15/37	50,000	57,138
ERAC USA Finance, LLC 144A company guaranty
sr. unsec. notes 5.625%, 3/15/42	60,000	60,039
Fertitta Entertainment, LLC/Fertitta
Entertainment Finance Co., Inc. 144A company
guaranty sr. notes 4.625%, 1/15/29	5,000	4,388
Fertitta Entertainment, LLC/Fertitta
Entertainment Finance Co., Inc. 144A company
guaranty sr. unsec. notes 6.75%, 1/15/30	10,000	8,510
Herc Holdings, Inc. 144A company guaranty sr.
unsec. notes 5.50%, 7/15/27	10,000	9,581
IRB Holding Corp. 144A company guaranty sr.
notes 7.00%, 6/15/25	5,000	5,025
Kenvue, Inc. 144A company guaranty sr. unsec.
notes 4.90%, 3/22/33	26,000	26,307
Kenvue, Inc. 144A company guaranty sr. unsec.
unsub. bonds 5.05%, 3/22/53	5,000	5,103
Kenvue, Inc. 144A company guaranty sr. unsec.
unsub. notes 5.05%, 3/22/28	49,000	49,389
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. notes 2.25%, 3/15/31	40,000	32,902
Keurig Dr Pepper, Inc. company guaranty sr.
unsec. unsub. notes 3.43%, 6/15/27	18,000	16,966

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Consumer staples cont.
Kraft Heinz Foods Co. company guaranty sr.
unsec. notes 3.00%, 6/1/26	$19,000	$17,928
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.125%, 1/31/30	15,000	13,406
Match Group Holdings II, LLC 144A sr. unsec.
bonds 5.00%, 12/15/27	3,000	2,782
Match Group Holdings II, LLC 144A sr. unsec.
bonds 3.625%, 10/1/31	5,000	4,110
Match Group Holdings II, LLC 144A sr. unsec.
unsub. notes 4.625%, 6/1/28	40,000	36,744
Newell Brands, Inc. sr. unsec. unsub. notes
4.70%, 4/1/26	5,000	4,697
PECF USS Intermediate Holding III Corp. 144A sr.
unsec. notes 8.00%, 11/15/29	20,000	11,250
TripAdvisor, Inc. 144A company guaranty sr.
unsec. notes 7.00%, 7/15/25	10,000	10,000
US Foods, Inc. 144A company guaranty sr. unsec.
notes 4.75%, 2/15/29	5,000	4,578
Yum! Brands, Inc. sr. unsec. bonds
5.375%, 4/1/32	5,000	4,752
		522,100
Energy (0.8%)
Antero Midstream Partners LP/Antero
Midstream Finance Corp. 144A company
guaranty sr. unsec. notes 7.875%, 5/15/26	10,000	10,142
Antero Resources Corp. 144A company guaranty
sr. unsec. notes 7.625%, 2/1/29	4,000	4,058
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40	10,000	8,125
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	10,000	9,133
Callon Petroleum Co. 144A company guaranty sr.
unsec. notes 8.00%, 8/1/28	10,000	9,889
Callon Petroleum Co. 144A company guaranty sr.
unsec. notes 7.50%, 6/15/30	20,000	18,877
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	5,000	5,244
Centennial Resource Production, LLC
144A company guaranty sr. unsec. notes
6.875%, 4/1/27	20,000	19,700
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	16,000	15,729
Cheniere Energy Partners LP company guaranty
sr. unsec. unsub. notes 4.00%, 3/1/31	10,000	8,805
Chord Energy Corp. 144A company guaranty sr.
unsec. notes 6.375%, 6/1/26	10,000	9,914
Civitas Resources, Inc. 144A company guaranty
sr. unsec. notes 8.375%, 7/1/28	5,000	5,057
Civitas Resources, Inc. 144A company guaranty
sr. unsec. unsub. notes 8.75%, 7/1/31	10,000	10,138
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 5.875%, 1/15/30	10,000	8,682
Comstock Resources, Inc. 144A sr. unsec. notes
6.75%, 3/1/29	10,000	9,149
Continental Resources, Inc. 144A company
guaranty sr. unsec. bonds 5.75%, 1/15/31	10,000	9,507
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	15,919
Devon Energy Corp. sr. unsec. unsub. bonds
7.95%, 4/15/32	5,000	5,745
Devon Energy Corp. sr. unsec. unsub. bonds
7.875%, 9/30/31	5,000	5,674

12 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Energy cont.
Diamondback Energy, Inc. company guaranty sr.
unsec. notes 3.25%, 12/1/26	$15,000	$14,093
Encino Acquisition Partners Holdings, LLC
144A company guaranty sr. unsec. notes
8.50%, 5/1/28	15,000	13,614
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	55,000	53,800
Energy Transfer LP/Regency Energy Finance
Corp. sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	8,955
EnLink Midstream, LLC 144A company guaranty
sr. unsec. notes 5.625%, 1/15/28	15,000	14,515
EQT Corp. sr. unsec. notes 7.00%, 2/1/30	10,000	10,470
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.50%, 10/15/30	5,000	4,625
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	9,359
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 4.25%, 2/15/30	5,000	4,363
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	10,000	9,838
Kinetik Holdings LP 144A company guaranty sr.
unsec. notes 5.875%, 6/15/30	15,000	14,257
Nabors Industries, Inc. company guaranty sr.
unsec. notes 5.75%, 2/1/25	10,000	9,677
Nabors Industries, Inc. 144A company guaranty
sr. unsec. notes 7.375%, 5/15/27	10,000	9,515
Occidental Petroleum Corp. sr. unsec. bonds
6.125%, 1/1/31	5,000	5,077
Occidental Petroleum Corp. sr. unsec. sub.
bonds 6.20%, 3/15/40	35,000	34,496
Occidental Petroleum Corp. sr. unsec. sub. notes
8.50%, 7/15/27	10,000	10,802
Occidental Petroleum Corp. sr. unsec. sub. notes
7.50%, 5/1/31	25,000	27,296
Occidental Petroleum Corp. sr. unsec. sub. notes
5.875%, 9/1/25	5,000	4,966
Ovintiv, Inc. company guaranty sr. unsec. bonds
6.25%, 7/15/33	5,000	4,932
Ovintiv, Inc. company guaranty sr. unsec. notes
5.65%, 5/15/28	30,000	29,405
Ovintiv, Inc. company guaranty sr. unsec. unsub.
bonds 7.375%, 11/1/31	10,000	10,724
Ovintiv, Inc. company guaranty sr. unsec. unsub.
bonds 6.625%, 8/15/37	5,000	4,935
Patterson-UTI Energy, Inc. sr. unsec. sub. notes
5.15%, 11/15/29	20,000	18,118
Permian Resources Operating, LLC
144A company guaranty sr. unsec. notes
5.375%, 1/15/26	15,000	14,261
Petrobras Global Finance BV company guaranty
sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	10,000	9,785
Petroleos Mexicanos company guaranty sr.
unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	20,000	17,773
Petroleos Mexicanos 144A sr. unsec. bonds
10.00%, 2/7/33 (Mexico)	20,000	18,300
Precision Drilling Corp. 144A company guaranty
sr. unsec. notes 7.125%, 1/15/26 (Canada)	20,000	19,749
Rockcliff Energy II, LLC 144A sr. unsec. notes
5.50%, 10/15/29	25,000	23,061
Sabine Pass Liquefaction, LLC sr. notes
5.00%, 3/15/27	14,000	13,780

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Energy cont.
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26	$10,000	$9,747
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28	10,000	9,600
SM Energy Co. sr. unsec. unsub. notes
5.625%, 6/1/25	5,000	4,886
Southwestern Energy Co. company guaranty sr.
unsec. notes 5.375%, 3/15/30	10,000	9,332
Southwestern Energy Co. company guaranty sr.
unsec. notes 5.375%, 2/1/29	25,000	23,542
Spectra Energy Partners LP sr. unsec. notes
3.375%, 10/15/26	30,000	28,166
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 6.00%, 12/31/30	10,000	8,800
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	10,000	9,138
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company guaranty sr.
unsec. unsub. notes 4.875%, 2/1/31	20,000	18,483
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	8,125	8,013
Transocean Titan Financing, Ltd. 144A
company guaranty sr. notes 8.375%, 2/1/28
(Cayman Islands)	5,000	5,106
Transocean, Inc. 144A company guaranty sr.
notes 8.75%, 2/15/30	5,000	5,075
Transocean, Inc. 144A company guaranty sr.
unsec. notes 11.50%, 1/30/27	10,000	10,363
USA Compression Partners LP/USA
Compression Finance Corp. company guaranty
sr. unsec. notes 6.875%, 4/1/26	10,000	9,796
USA Compression Partners LP/USA
Compression Finance Corp. company guaranty
sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	4,774
Venture Global Calcasieu Pass, LLC 144A
company guaranty sr. notes 3.875%, 8/15/29	10,000	8,736
Venture Global LNG, Inc. 144A sr. notes
8.375%, 6/1/31	10,000	10,082
Venture Global LNG, Inc. 144A sr. notes
8.125%, 6/1/28	5,000	5,078
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	4,799
		827,544
Financials (3.4%)
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust company guaranty sr. unsec.
notes 4.50%, 9/15/23 (Ireland)	150,000	149,437
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	9,523
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28	65,000	53,992
Air Lease Corp. sr. unsec. sub. bonds
4.625%, 10/1/28	23,000	21,617
Air Lease Corp. sr. unsec. sub. notes
3.25%, 10/1/29	3,000	2,595
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes
6.75%, 10/15/27	15,000	14,100
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	34,000	35,296
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	25,000	23,208
AmWINS Group, Inc. 144A sr. unsec. notes
4.875%, 6/30/29	5,000	4,515

Putnam VT Global Asset Allocation Fund 13

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Financials cont.
Ares Capital Corp. sr. unsec. notes
2.875%, 6/15/27	$50,000	$43,322
Ares Capital Corp. sr. unsec. sub. notes
3.875%, 1/15/26	25,000	23,178
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes
7.50%, 4/1/29	15,000	13,006
Athene Global Funding 144A notes
1.985%, 8/19/28	40,000	32,099
Banco Santander SA unsec. sub. FRB 3.225%,
11/22/32 (Spain)	200,000	158,444
Bank of America Corp. jr. unsec. sub. FRN Ser. AA,
6.10%, perpetual maturity	74,000	73,371
Bank of America Corp. sr. unsec. FRN Ser. MTN,
2.496%, 2/13/31	5,000	4,186
Bank of America Corp. unsec. sub. FRB
3.846%, 3/8/37	120,000	102,615
Bank of America Corp. unsec. sub. notes
6.11%, 1/29/37	195,000	205,650
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	6,959
Berkshire Hathaway Finance Corp. company
guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	26,448
Blackstone Holdings Finance Co., LLC 144A
company guaranty sr. unsec. unsub. bonds
1.60%, 3/30/31	10,000	7,420
Capital One Financial Corp. unsec. sub. FRB
2.359%, 7/29/32	92,000	64,972
Citigroup, Inc. jr. unsec. sub. FRN 3.875%,
perpetual maturity	23,000	19,263
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	190,718
Citigroup, Inc. sr. unsec. unsub. FRB
3.887%, 1/10/28	50,000	47,380
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	8,556
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	47,741
CNO Financial Group, Inc. sr. unsec. notes
5.25%, 5/30/29	10,000	9,460
Cobra AcquisitionCo, LLC 144A company
guaranty sr. unsec. notes 6.375%, 11/1/29	15,000	10,575
Commonwealth Bank of Australia 144A sr. unsec.
notes 3.15%, 9/19/27 (Australia)	75,000	69,516
Corebridge Financial, Inc. sr. unsec. notes
3.85%, 4/5/29	20,000	17,986
Fairfax Financial Holdings, Ltd. sr. unsec. notes
4.85%, 4/17/28 (Canada)	10,000	9,624
Fairfax US, Inc. 144A company guaranty sr.
unsec. notes 4.875%, 8/13/24	30,000	29,410
First-Citizens Bank & Trust Co. unsec. sub. notes
6.125%, 3/9/28	26,000	25,649
Freedom Mortgage Corp. 144A sr. unsec. notes
8.25%, 4/15/25	17,000	16,575
Freedom Mortgage Corp. 144A sr. unsec. notes
7.625%, 5/1/26	10,000	9,205
Freedom Mortgage Corp. 144A sr. unsec. notes
6.625%, 1/15/27	5,000	4,329
General Motors Financial Co., Inc. company
guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	74,916
General Motors Financial Co., Inc. company
guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	9,691
General Motors Financial Co., Inc. sr. unsec.
notes 3.10%, 1/12/32	12,000	9,706
General Motors Financial Co., Inc. sr. unsec.
notes 2.35%, 2/26/27	2,000	1,783

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Financials cont.
General Motors Financial Co., Inc. sr. unsec.
notes 1.25%, 1/8/26	$22,000	$19,629
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. bonds 3.25%, 1/15/32 R	15,000	12,111
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. notes 5.25%, 6/1/25 R	10,000	9,785
GLP Capital LP/GLP Financing II, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	4,000	3,916
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)	5,000	4,851
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 4.375%, 5/1/26 (Canada)	5,000	4,561
Goldman Sachs Group, Inc. (The) jr. unsec. sub.
FRN 3.65%, 7/28/51	7,000	5,411
Goldman Sachs Group, Inc. (The) sr. unsec. FRB
4.223%, 5/1/29	117,000	110,505
Goldman Sachs Group, Inc. (The) sr. unsec.
unsub. notes 2.60%, 2/7/30	13,000	11,072
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 6.75%, 10/1/37	24,000	25,813
Goldman Sachs Group, Inc. (The) unsec. sub.
notes 5.95%, 1/15/27	5,000	5,069
HUB International, Ltd. 144A sr. notes
7.25%, 6/15/30	5,000	5,163
HUB International, Ltd. 144A sr. unsec. notes
7.00%, 5/1/26	20,000	19,947
HUB International, Ltd. 144A sr. unsec. notes
5.625%, 12/1/29	5,000	4,485
Huntington Bancshares, Inc. unsec. sub. FRB
2.487%, 8/15/36	41,000	28,906
Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. notes
6.25%, 5/15/26	10,000	9,101
Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. notes
5.25%, 5/15/27	10,000	8,624
Icahn Enterprises LP/Icahn Enterprises Finance
Corp. company guaranty sr. unsec. sub. notes
4.375%, 2/1/29	5,000	3,929
Intercontinental Exchange, Inc. sr. unsec. bonds
2.65%, 9/15/40	30,000	21,186
Intercontinental Exchange, Inc. sr. unsec. bonds
1.85%, 9/15/32	15,000	11,563
JPMorgan Chase & Co. jr. unsec. bonds 6.10%,
perpetual maturity	17,000	16,961
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. HH, 4.60%, perpetual maturity	157,000	146,403
JPMorgan Chase & Co. jr. unsec. sub. FRB
Ser. W, (ICE LIBOR USD 3 Month + 1.00%),
6.321%, 5/15/47	13,000	10,899
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%,
perpetual maturity	17,000	14,962
JPMorgan Chase & Co. sr. unsec. unsub. FRB
3.964%, 11/15/48	300,000	246,632
JPMorgan Chase & Co. unsec. sub. notes
4.125%, 12/15/26	6,000	5,776
KKR Group Finance Co. III, LLC 144A company
guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	25,970
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A company guaranty
sr. unsec. notes 4.75%, 6/15/29 R	10,000	8,138

14 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Financials cont.
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec. notes
4.25%, 2/1/27 R	$15,000	$13,034
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes
4.375%, 3/15/29	22,000	21,370
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN,
3.772%, 1/24/29	185,000	172,711
Morgan Stanley unsec. unsub. notes
3.95%, 4/23/27	40,000	37,873
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53	5,000	5,119
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	10,000	10,014
Nasdaq, Inc. sr. unsec. sub. bonds
5.55%, 2/15/34	5,000	5,020
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec. notes
5.75%, 11/15/31	15,000	12,322
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec. notes
5.50%, 8/15/28	10,000	8,759
Neuberger Berman Group, LLC/Neuberger
Berman Finance Corp. 144A sr. unsec. notes
4.875%, 4/15/45	30,000	24,416
OneMain Finance Corp. company guaranty sr.
unsec. sub. notes 7.125%, 3/15/26	35,000	34,387
OneMain Finance Corp. company guaranty sr.
unsec. sub. notes 6.625%, 1/15/28	5,000	4,716
OneMain Finance Corp. company guaranty sr.
unsec. unsub. notes 5.375%, 11/15/29	15,000	12,752
PennyMac Financial Services, Inc. 144A
company guaranty sr. unsec. notes
5.75%, 9/15/31	10,000	8,156
PennyMac Financial Services, Inc. 144A
company guaranty sr. unsec. notes
5.375%, 10/15/25	10,000	9,450
PHH Mortgage Corp. 144A company guaranty sr.
notes 7.875%, 3/15/26	15,000	13,398
PNC Financial Services Group, Inc. (The) unsec.
sub. FRB 4.626%, 6/6/33	70,000	64,392
Prologis LP sr. unsec. unsub. notes
2.25%, 4/15/30 R	10,000	8,476
Royal Bank of Canada unsec. sub. notes
Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	43,816
Service Properties Trust company guaranty sr.
unsec. unsub. notes 7.50%, 9/15/25 R	5,000	4,910
Toronto-Dominion Bank (The) unsec. sub. FRB
3.625%, 9/15/31 (Canada)	55,000	50,745
Truist Financial Corp. sr. unsec. unsub. FRN
Ser. MTN, 4.26%, 7/28/26	55,000	52,861
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	60,000	43,889
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25	20,000	19,850
VICI Properties LP sr. unsec. unsub. notes
4.75%, 2/15/28 R	30,000	28,406
VICI Properties LP/VICI Note Co., Inc.
144A company guaranty sr. unsec. notes
3.75%, 2/15/27 R	10,000	9,174
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%,
perpetual maturity	15,000	13,206
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN,
3.35%, 3/2/33	185,000	158,333
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN,
4.54%, 8/15/26	22,000	21,496
Westpac Banking Corp. unsec. sub. bonds
2.963%, 11/16/40 (Australia)	25,000	16,759
		3,419,214

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Health care (0.9%)
1375209 BC, Ltd. 144A sr. notes 9.00%,
1/30/28 (Canada)	$1,000	$1,003
Air Methods Corp. 144A sr. unsec. notes
8.00%, 5/15/25	15,000	113
Amgen, Inc. sr. unsec. unsub. bonds
5.65%, 3/2/53	23,000	23,181
Amgen, Inc. sr. unsec. unsub. notes
5.25%, 3/2/30	47,000	47,147
Amgen, Inc. sr. unsec. unsub. notes
5.15%, 3/2/28	30,000	30,001
Bausch Health Cos., Inc. 144A company guaranty
sr. notes 6.125%, 2/1/27	5,000	3,201
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28	10,000	5,952
Becton, Dickinson and Co. sr. unsec. notes
3.70%, 6/6/27	7,000	6,655
Becton, Dickinson and Co. sr. unsec. sub. bonds
1.957%, 2/11/31	50,000	40,509
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	10,000	8,333
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	10,000	9,204
Charles River Laboratories International,
Inc. 144A company guaranty sr. unsec. notes
4.00%, 3/15/31	5,000	4,325
Charles River Laboratories International,
Inc. 144A company guaranty sr. unsec. notes
3.75%, 3/15/29	5,000	4,381
CHS/Community Health Systems, Inc. 144A
company guaranty sr. notes 8.00%, 3/15/26	5,000	4,870
CHS/Community Health Systems, Inc. 144A
company guaranty sr. notes 5.625%, 3/15/27	5,000	4,406
CHS/Community Health Systems, Inc. 144A
company guaranty sr. unsec. sub. notes
6.875%, 4/1/28	10,000	5,870
CHS/Community Health Systems, Inc. 144A jr.
notes 6.875%, 4/15/29	10,000	6,245
CHS/Community Health Systems, Inc. 144A sr.
notes 5.25%, 5/15/30	15,000	11,816
Cigna Corp. company guaranty sr. unsec. unsub.
notes 3.75%, 7/15/23	27,000	26,976
CVS Health Corp. sr. unsec. unsub. notes
4.78%, 3/25/38	39,000	35,992
CVS Pass-Through Trust sr. notes
6.036%, 12/10/28	1,890	1,897
CVS Pass-Through Trust 144A sr. mtge. notes
4.704%, 1/10/36	34,634	31,966
DH Europe Finance II SARL company guaranty sr.
unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	11,660
Elanco Animal Health, Inc. sr. unsec. notes
Ser. WI, 6.65%, 8/28/28	10,000	9,703
Eli Lilly and Co. sr. unsec. unsub. bonds
4.875%, 2/27/53	15,000	15,407
HCA, Inc. company guaranty sr. notes
4.50%, 2/15/27	22,000	21,223
HCA, Inc. company guaranty sr. unsec. notes
5.375%, 9/1/26	10,000	9,921
HCA, Inc. company guaranty sr. unsec. notes
3.50%, 9/1/30	5,000	4,383
HCA, Inc. 144A company guaranty sr. unsec. sub.
notes 3.625%, 3/15/32	45,000	39,060
Humana, Inc. sr. unsec. unsub. bonds
5.50%, 3/15/53	5,000	4,974
Humana, Inc. sr. unsec. unsub. notes
5.75%, 3/1/28	25,000	25,437

Putnam VT Global Asset Allocation Fund 15

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Health care cont.
Mallinckrodt International Finance SA/
Mallinckrodt CB, LLC 144A company guaranty
unsub. notes 10.00%, 4/15/25 (Luxembourg)	$9,000	$1,518
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	982
Merck & Co., Inc. sr. unsec. unsub. notes
3.70%, 2/10/45	50,000	42,453
Minerva Merger Sub, Inc. 144A sr. unsec. notes
6.50%, 2/15/30	20,000	16,833
Mozart Debt Merger Sub, Inc. 144A sr. notes
3.875%, 4/1/29	30,000	26,072
Mozart Debt Merger Sub, Inc. 144A sr. unsec.
notes 5.25%, 10/1/29	10,000	8,677
Novartis Capital Corp. company guaranty sr.
unsec. unsub. bonds 4.00%, 11/20/45	80,000	72,173
Option Care Health, Inc. 144A company guaranty
sr. unsec. notes 4.375%, 10/31/29	5,000	4,401
Owens & Minor, Inc. 144A company guaranty sr.
unsec. notes 6.625%, 4/1/30	10,000	9,073
Owens & Minor, Inc. 144A sr. unsec. notes
4.50%, 3/31/29	5,000	4,152
Pfizer Investment Enterprises PTE, Ltd. company
guaranty sr. unsec. notes 5.30%, 5/19/53
(Singapore)	8,000	8,317
Pfizer Investment Enterprises PTE, Ltd. company
guaranty sr. unsec. notes 4.75%, 5/19/33
(Singapore)	11,000	10,959
Pfizer Investment Enterprises PTE, Ltd. company
guaranty sr. unsec. notes 4.45%, 5/19/28
(Singapore)	36,000	35,384
Service Corp. International sr. unsec. bonds
5.125%, 6/1/29	15,000	14,133
Service Corp. International sr. unsec. notes
4.625%, 12/15/27	6,000	5,685
Service Corp. International sr. unsec. notes
3.375%, 8/15/30	5,000	4,182
Service Corp. International sr. unsec. sub. notes
4.00%, 5/15/31	10,000	8,560
Tenet Healthcare Corp. company guaranty sr.
notes 5.125%, 11/1/27	25,000	23,867
Tenet Healthcare Corp. company guaranty sr.
notes 4.875%, 1/1/26	20,000	19,480
Tenet Healthcare Corp. company guaranty sr.
notes 4.25%, 6/1/29	10,000	9,034
Tenet Healthcare Corp. company guaranty sr.
unsub. notes 6.125%, 6/15/30	15,000	14,786
Viatris, Inc. company guaranty sr. unsec. notes
2.30%, 6/22/27	25,000	21,841
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	33,581
		851,954
Technology (1.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	18,249
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	13,511
Apple, Inc. sr. unsec. notes 4.00%, 5/10/28	40,000	39,350
Apple, Inc. sr. unsec. unsub. notes
4.375%, 5/13/45	80,000	75,972
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	24,093
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	30,000	26,106
Arches Buyer, Inc. 144A sr. unsec. notes
6.125%, 12/1/28	5,000	4,309
Boxer Parent Co., Inc. 144A company guaranty sr.
notes 7.125%, 10/2/25	5,000	5,004

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Technology cont.
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.875%, 1/15/27	$73,000	$69,612
Broadcom Corp./Broadcom Cayman Finance,
Ltd. company guaranty sr. unsec. unsub. notes
3.50%, 1/15/28	90,000	83,138
Central Parent, Inc./CDK Global, Inc. 144A
company guaranty sr. notes 7.25%, 6/15/29	10,000	9,888
Clarivate Science Holdings Corp. 144A sr. unsec.
notes 4.875%, 7/1/29	20,000	17,742
Cloud Software Group, Inc. 144A notes
9.00%, 9/30/29	15,000	12,975
Cloud Software Group, Inc. 144A sr. notes.
6.50%, 3/31/29	40,000	35,615
CommScope Finance, LLC 144A sr. notes
6.00%, 3/1/26	5,000	4,660
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	2,796
CommScope, Inc. 144A company guaranty sr.
unsec. notes 8.25%, 3/1/27	10,000	8,000
CrowdStrike Holdings, Inc. company guaranty sr.
unsec. notes 3.00%, 2/15/29	20,000	17,247
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	20,000	17,394
Meta Platforms, Inc. sr. unsec. notes
4.95%, 5/15/33	25,000	24,981
Meta Platforms, Inc. sr. unsec. unsub. bonds
4.45%, 8/15/52	21,000	18,260
Meta Platforms, Inc. sr. unsec. unsub. notes
3.50%, 8/15/27	12,000	11,393
Microsoft Corp. sr. unsec. unsub. bonds
2.525%, 6/1/50	25,000	17,294
Microsoft Corp. sr. unsec. unsub. notes
3.30%, 2/6/27	10,000	9,616
MSCI, Inc. 144A company guaranty sr. unsec.
notes 3.625%, 9/1/30	12,000	10,348
NortonLifeLock, Inc. 144A company guaranty sr.
unsec. unsub. notes 6.75%, 9/30/27	10,000	9,950
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30	45,000	39,279
Oracle Corp. sr. unsec. unsub. bonds
4.00%, 11/15/47	50,000	38,494
Oracle Corp. sr. unsec. unsub. notes
5.375%, 7/15/40	35,000	33,403
Oracle Corp. sr. unsec. unsub. notes
3.625%, 7/15/23	144,000	143,840
Rocket Software, Inc. 144A sr. unsec. notes
6.50%, 2/15/29	25,000	21,031
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	30,000	20,347
salesforce.com, Inc. sr. unsec. bonds
2.90%, 7/15/51	30,000	21,090
Sensata Technologies, Inc. 144A company
guaranty sr. unsec. notes 3.75%, 2/15/31	50,000	42,775
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	23,753
TTM Technologies, Inc. 144A company guaranty
sr. unsec. notes 4.00%, 3/1/29	15,000	12,750
Twilio, Inc. company guaranty sr. unsec. notes
3.875%, 3/15/31	25,000	20,815
Twilio, Inc. company guaranty sr. unsec. notes
3.625%, 3/15/29	15,000	12,761
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	10,000	9,247
ZoomInfo Technologies, LLC/ZoomInfo Finance
Corp. 144A company guaranty sr. unsec. notes
3.875%, 2/1/29	35,000	30,103
		1,057,191

16 Putnam VT Global Asset Allocation Fund

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty
IP, Ltd. 144A company guaranty sr. notes
5.75%, 4/20/29	$10,000	$9,710
American Airlines, Inc./AAdvantage Loyalty
IP, Ltd. 144A company guaranty sr. notes
5.50%, 4/20/26	10,000	9,907
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	60,159
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A
company guaranty sr. notes 4.75%, 10/20/28	15,000	14,560
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. bonds 3.40%, 11/15/26	16,000	14,747
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 4.40%, 7/1/27	10,000	9,439
Penske Truck Leasing Co. LP/PTL Finance Corp.
144A sr. unsec. notes 3.90%, 2/1/24	20,000	19,738
United Airlines, Inc. 144A company guaranty sr.
notes 4.625%, 4/15/29	5,000	4,556
United Airlines, Inc. 144A company guaranty sr.
notes 4.375%, 4/15/26	5,000	4,751
Watco Cos., LLC/Watco Finance Corp. 144A sr.
unsec. notes 6.50%, 6/15/27	25,000	23,757
		171,324
Utilities and power (1.0%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	24,000	21,437
AES Corp. (The) sr. unsec. unsub. notes
2.45%, 1/15/31	25,000	20,207
American Electric Power Co., Inc. sr. unsec.
unsub. notes Ser. J, 4.30%, 12/1/28	55,000	52,446
American Transmission Systems, Inc. 144A sr.
unsec. bonds 2.65%, 1/15/32	10,000	8,269
Boardwalk Pipelines LP company guaranty sr.
unsec. notes 3.60%, 9/1/32	5,000	4,245
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	5,000	4,514
Buckeye Partners LP 144A sr. unsec. notes
4.50%, 3/1/28	10,000	8,960
Calpine Corp. 144A company guaranty sr. notes
5.25%, 6/1/26	4,000	3,863
Commonwealth Edison Co. 1st mtge. bonds
5.90%, 3/15/36	28,000	29,185
Consolidated Edison Co. of New York, Inc. sr.
unsec. unsub. notes 4.20%, 3/15/42	45,000	38,138
Duke Energy Carolinas, LLC sr. notes
4.95%, 1/15/33	10,000	9,926
Duke Energy Corp. sr. unsec. bonds
4.20%, 6/15/49	70,000	56,779
Duke Energy Corp. sr. unsec. notes
3.15%, 8/15/27	55,000	50,780
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	5,451
Enbridge, Inc. company guaranty sr. unsec.
unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	12,486
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%,
12/1/26 (Canada)	30,000	28,933
Energy Transfer LP company guaranty sr. unsec.
bonds 3.75%, 5/15/30	30,000	27,069
Energy Transfer LP company guaranty sr. unsec.
notes 5.50%, 6/1/27	6,000	5,967
Energy Transfer LP company guaranty sr. unsec.
notes 2.90%, 5/15/25	37,000	35,057
Energy Transfer LP jr. unsec. sub. FRN 6.625%,
perpetual maturity	91,000	69,621
Enterprise Products Operating, LLC company
guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	3,502

	Principal
CORPORATE BONDS AND NOTES (12.4%)* cont.	amount	Value

Utilities and power cont.
Enterprise Products Operating, LLC company
guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	$90,000	$76,237
Evergy Kansas Central, Inc. sr. bonds
5.70%, 3/15/53	15,000	15,445
Evergy Missouri West, Inc. 144A sr. notes
5.15%, 12/15/27	30,000	29,576
Eversource Energy sr. unsec. unsub. notes
5.45%, 3/1/28	5,000	5,034
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	25,000	22,618
IPALCO Enterprises, Inc. sr. sub. notes
3.70%, 9/1/24	5,000	4,834
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. bonds 5.20%, 6/1/33	15,000	14,536
Kinder Morgan, Inc. company guaranty sr. unsec.
unsub. notes 1.75%, 11/15/26	10,000	8,852
NextEra Energy Capital Holdings, Inc. company
guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	15,000	15,056
NRG Energy, Inc. 144A company guaranty sr.
notes 3.75%, 6/15/24	21,000	20,293
NRG Energy, Inc. 144A company guaranty sr.
unsec. bonds 3.875%, 2/15/32	30,000	23,115
NRG Energy, Inc. 144A jr. unsec. sub. FRB
10.25%, 3/9/53	5,000	4,715
Oncor Electric Delivery Co., LLC sr. notes
3.75%, 4/1/45	75,000	61,274
Pacific Gas and Electric Co. company guaranty
sr. unsec. unsub. notes 2.95%, 3/1/26	5,000	4,580
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,271
Pacific Gas and Electric Co. sr. notes
6.10%, 1/15/29	50,000	49,196
PG&E Corp. sr. sub. notes 5.25%, 7/1/30	15,000	13,444
Public Service Electric & Gas Co. sr. notes
Ser. MTN, 5.50%, 3/1/40	25,000	25,629
Puget Sound Energy, Inc. sr. bonds
5.448%, 6/1/53	15,000	15,092
Vistra Corp. 144A jr. unsec. sub. FRN
8.00%, 10/15/51	5,000	4,675
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%,
perpetual maturity	5,000	4,363
Vistra Operations Co., LLC 144A company
guaranty sr. notes 4.30%, 7/15/29	17,000	15,065
Vistra Operations Co., LLC 144A company
guaranty sr. notes 3.55%, 7/15/24	18,000	17,384
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. notes 5.50%, 9/1/26	10,000	9,622
Vistra Operations Co., LLC 144A company
guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	4,680
		966,421

Total corporate bonds and notes (cost $13,677,437)		$12,357,345

	Principal
MORTGAGE-BACKED SECURITIES (3.0%)*	amount	Value

Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024
x ICE LIBOR USD 1 Month) + 25.79%),
4.896%, 4/15/37	$4,101	$4,774
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR
USD 1 Month) + 19.86%), 4.28%, 3/15/35	11,629	11,657
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	20,902	4,233
Ser. 13-14, IO, 3.50%, 12/20/42	55,913	5,504

Putnam VT Global Asset Allocation Fund 17

	Principal
MORTGAGE-BACKED SECURITIES (3.0%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H16, Class EI, IO, 2.238%, 6/20/66 W	$106,240	$3,676
Ser. 15-H26, Class DI, IO, 0.077%, 10/20/65 W	157,903	5,310
		35,154
Commercial mortgage-backed securities (1.4%)
ACRE Commercial Mortgage, Ltd. 144A
FRB Ser. 21-FL4, Class A, 6.035%, 12/18/37
(Cayman Islands)	13,577	13,222
Banc of America Commercial Mortgage Trust
Ser. 15-UBS7, Class AS, 3.989%, 9/15/48 W	14,000	13,037
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49 W	14,184	10
BANK FRB Ser. 17-BNK8, Class B,
4.088%, 11/15/50 W	12,000	9,790
Barclays Commercial Mortgage Trust Ser. 19-C3,
Class C, 4.178%, 5/15/52	32,000	25,698
CD Commercial Mortgage Trust FRB Ser. 17-CD6,
Class B, 3.911%, 11/13/50 W	14,000	11,390
CFCRE Commercial Mortgage Trust FRB
Ser. 17-C8, Class B, 4.199%, 6/15/50 W	14,000	11,821
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47 W	44,000	40,889
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.477%, 12/10/44 W	29,000	27,021
FRB Ser. 13-CR13, Class C, 5.032%, 11/10/46 W	27,000	24,670
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47 W	53,000	46,311
Ser. 13-CR11, Class AM, 4.715%, 8/10/50 W	20,000	19,941
Ser. 14-CR19, Class B, 4.703%, 8/10/47 W	16,000	15,126
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	71,478
FRB Ser. 15-CR26, Class C, 4.615%, 10/10/48 W	24,000	21,568
FRB Ser. 14-UBS6, Class C, 4.582%, 12/10/47 W	16,000	13,104
FRB Ser. 16-COR1, Class C, 4.472%, 10/10/49 W	19,000	16,188
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48 W	18,000	16,292
FRB Ser. 14-CR20, Class XA, IO,
1.076%, 11/10/47 W	240,943	1,925
FRB Ser. 14-UBS6, Class XA, IO,
0.98%, 12/10/47 W	706,898	5,588
FRB Ser. 14-LC17, Class XA, IO,
0.809%, 10/10/47 W	382,873	2,183
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 07-C2, Class AX, IO, 0.047%, 1/15/49 W	476,662	—
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class B, 4.044%, 4/15/50 W	30,000	26,674
Ser. 16-C7, Class AS, 3.958%, 11/15/49 W	15,000	13,661
Ser. 19-C17, Class AS, 3.278%, 9/15/52	49,000	41,055
FRB Ser. 20-C19, Class XA, IO, 1.224%, 3/15/53 W	1,035,178	55,734
CSMC Trust
FRB Ser. 16-NXSR, Class C, 4.575%, 12/15/49 W	70,000	50,949
FRB Ser. 16-NXSR, Class XA, IO,
0.829%, 12/15/49 W	877,563	15,376
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through
Certificates FRB Ser. K740, Class X1, IO,
0.833%, 9/25/27 W	378,870	9,823
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47 W	14,000	11,287
FRB Ser. 15-GC32, Class B, 4.548%, 7/10/48 W	73,000	66,840
FRB Ser. 15-GC30, Class C, 4.204%, 5/10/50 W	37,000	32,899
GS Mortgage Securities Trust 144A FRB
Ser. 13-GC14, Class B, 4.708%, 8/10/46 W	13,000	12,450

	Principal
MORTGAGE-BACKED SECURITIES (3.0%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.33%, 11/15/45 W	$43,000	$40,911
FRB Ser. 14-C22, Class C, 4.698%, 9/15/47 W	13,000	10,856
FRB Ser. 13-C12, Class B, 4.165%, 7/15/45 W	1,725	1,667
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.971%, 6/15/51 W	11,000	8,887
FRB Ser. 18-C8, Class XA, IO, 0.826%, 6/15/51 W	922,105	19,876
JPMorgan Chase Commercial Mortgage
Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	6,840	6,391
FRB Ser. 13-C16, Class C, 5.182%, 12/15/46 W	22,000	20,961
LB-UBS Commercial Mortgage Trust 144A FRB
Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39 W	216,572	29
Morgan Stanley Bank of America Merrill
Lynch Trust
FRB Ser. 14-C14, Class C, 5.227%, 2/15/47 W	33,000	32,159
FRB Ser. 14-C14, Class B, 5.037%, 2/15/47 W	13,000	12,736
FRB Ser. 15-C24, Class B, 4.469%, 5/15/48 W	10,000	9,291
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	74,211
FRB Ser. 13-C10, Class AS, 4.20%, 7/15/46 W	8,908	8,641
Ser. 14-C19, Class C, 4.00%, 12/15/47	20,000	18,041
Ser. 16-C32, Class AS, 3.994%, 12/15/49 W	22,000	19,404
FRB Ser. 14-C17, Class XA, IO, 1.182%, 8/15/47 W	149,380	651
FRB Ser. 15-C26, Class XA, IO, 1.11%, 10/15/48 W	557,052	6,979
FRB Ser. 13-C12, Class XA, IO, 0.79%, 10/15/46 W	208,221	3
Morgan Stanley Bank of America Merrill
Lynch Trust 144A FRB Ser. 12-C5, Class E,
4.769%, 8/15/45 W	15,000	13,503
Morgan Stanley Capital I Trust
Ser. 15-UBS8, Class B, 4.315%, 12/15/48 W	16,000	13,757
FRB Ser. 18-H3, Class XA, IO, 0.963%, 7/15/51 W	1,369,887	42,173
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL9, Class A, 7.556%, 6/25/37	15,252	15,211
FRB Ser. 22-FL8, Class AS, 7.167%, 1/25/37	16,000	15,776
FRB Ser. 21-FL7, Class A, 6.35%, 11/25/36	22,488	21,935
Shelter Growth CRE Issuer, Ltd. 144A
FRB Ser. 21-FL3, Class A, 6.273%, 9/15/36
(Cayman Islands)	42,991	42,121
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class C, 5.144%, 1/15/59 W	10,000	7,585
FRB Ser. 15-SG1, Class B, 4.601%, 9/15/48 W	18,000	15,615
FRB Ser. 13-LC12, Class AS, 4.435%, 7/15/46 W	19,000	18,569
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46 W	24,000	16,758
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53 W	16,000	12,460
Ser. 15-LC20, Class C, 4.056%, 4/15/50 W	17,000	15,368
WF-RBS Commercial Mortgage Trust
Ser. 14-LC14, Class C, 4.344%, 3/15/47 W	13,000	11,665
FRB Ser. 13-C11, Class C, 4.141%, 3/15/45 W	47,000	37,717
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 W	8,056	1,803
FRB Ser. 13-C15, Class D, 4.584%, 8/15/46 W	43,000	10,780
		1,348,490
Residential mortgage-backed securities (non-agency) (1.6%)
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 05-2, Class 1A2A, 4.439%, 5/25/35 W	6,203	6,015
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD
1 Month + 0.38%), 5.53%, 8/25/46	65,859	54,405
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve
US 12 Month Cumulative Avg 1 yr CMT + 0.94%),
4.916%, 6/25/46	45,034	38,174

18 Putnam VT Global Asset Allocation Fund

	Principal
MORTGAGE-BACKED SECURITIES (3.0%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Ellington Financial Mortgage Trust 144A
Ser. 20-2, Class A2, 1.486%, 10/25/65 W	$26,179	$23,179
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA2, Class M3, (ICE LIBOR USD 1 Month
+ 4.65%), 9.80%, 10/25/28	54,362	57,049
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA5, Class B1, (US 30 Day Average
SOFR + 4.80%), 9.867%, 10/25/50	54,000	57,848
Structured Agency Credit Risk Debt FRN
Ser. 22-DNA5, Class M1A, (US 30 Day Average
SOFR + 2.95%), 8.017%, 6/25/42	15,949	16,238
Structured Agency Credit Risk Trust FRB
Ser. 18-HRP2, Class M3, (ICE LIBOR USD
1 Month + 2.40%), 7.55%, 2/25/47	87,610	88,483
Structured Agency Credit Risk Debt FRN
Ser. 21-DNA2, Class M2, (US 30 Day Average
SOFR + 2.30%), 7.367%, 8/25/33	107,607	107,675
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA6, Class M2, (US 30 Day
Average SOFR + 2.00%), 7.067%, 12/25/50	78,529	79,263
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-DNA3, Class M1A, (US 30 Day
Average SOFR + 2.00%), 7.067%, 4/25/42	60,580	60,731
Structured Agency Credit Risk Trust REMICs
FRB Ser. 22-DNA1, Class M1B, (US 30 Day
Average SOFR + 1.85%), 6.917%, 1/25/42	74,000	71,627
Structured Agency Credit Risk Debt FRN
Ser. 22-DNA2, Class M1A, (US 30 Day Average
SOFR + 1.30%), 6.367%, 2/25/42	69,071	68,683
Structured Agency Credit Risk Trust FRB
Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD
1 Month + 1.00%), 6.15%, 2/25/47	64,628	64,211
Structured Agency Credit Risk Trust REMICs
FRB Ser. 21-HQA3, Class M1, (US 30 Day
Average SOFR + 0.85%), 5.917%, 9/25/41	28,747	27,913
Seasoned Credit Risk Transfer Trust FRB
Ser. 17-2, Class 2, 4.00%, 8/25/56 W	53,606	52,183
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month
+ 6.95%), 12.10%, 8/25/28	27,884	29,411
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 6.75%), 11.90%, 8/25/28	42,678	45,838
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month
+ 5.90%), 11.05%, 10/25/28	5,121	5,454
Connecticut Avenue Securities FRB
Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month
+ 5.25%), 10.40%, 10/25/23	4,487	4,537
Connecticut Avenue Securities FRB
Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month
+ 5.00%), 10.15%, 11/25/24	109	110
Connecticut Avenue Securities FRB
Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month
+ 4.45%), 9.60%, 1/25/29	57,851	60,795
Connecticut Avenue Securities FRB
Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month
+ 4.35%), 9.50%, 5/25/29	85,373	90,002
Connecticut Avenue Securities FRB
Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month
+ 4.25%), 9.40%, 4/25/29	36,800	38,621

	Principal
MORTGAGE-BACKED SECURITIES (3.0%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2M2C, (ICE LIBOR USD
1 Month + 3.65%), 8.80%, 9/25/29	$56,000	$58,039
Connecticut Avenue Securities FRB
Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month
+ 3.55%), 8.70%, 7/25/29	69,777	72,363
Connecticut Avenue Securities FRB
Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month
+ 2.90%), 8.05%, 7/25/24	1,979	2,007
Connecticut Avenue Securities Trust FRB
Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month
+ 2.35%), 7.50%, 1/25/31	15,900	16,118
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB
Ser. 21-R02, Class 2M1, (US 30 Day Average
SOFR + 0.90%), 5.967%, 11/25/41	11,239	11,197
Connecticut Avenue Securities Trust FRB
Ser. 21-R01, Class 1M1, (US 30 Day Average
SOFR + 0.75%), 5.817%, 10/25/41	7,625	7,604
Long Beach Mortgage Loan Trust FRB Ser. 04-1,
Class A2, (ICE LIBOR USD 1 Month + 0.80%),
5.95%, 2/25/34	16,236	15,765
New Century Home Equity Loan Trust FRB
Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month
+ 1.13%), 6.275%, 10/25/33	28,744	26,932
Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates FRB Ser. 04-WCW2,
Class M3, (ICE LIBOR USD 1 Month + 1.05%),
6.20%, 10/25/34	16,919	16,224
RMF Buyout Issuance Trust 144A Ser. 20-HB1,
Class A1, 1.719%, 10/25/50 W	79,151	66,273
Verus Securitization Trust 144A Ser. 20-5,
Class A2, 1.578%, 5/25/65	35,008	31,485
Visio Trust 144A Ser. 20-1, Class A3,
3.521%, 8/25/55 W	117,000	104,051
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD
1 Month + 0.96%), 6.11%, 7/25/45	16,124	14,637
		1,591,140

Total mortgage-backed securities (cost $3,214,819)		$2,974,784

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (0.4%)*	amount	Value

Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%,
1/27/25 (Dominican Republic)	$130,000	$127,792
Indonesia (Republic of) sr. unsec.
unsub. notes 4.65%, 9/20/32
(Indonesia)	200,000	196,280
Mexico (Government of) sr. unsec.
bonds 5.55%, 1/21/45 (Mexico)	78,000	74,147
Uruguay (Oriental Republic of)
sr. unsec. unsub. bonds 7.625%,
3/21/36 (Uruguay)	10,000	12,302
Total foreign government and agency bonds and notes
(cost $441,376)		$410,521

	Principal
SENIOR LOANS (0.4%)*c	amount	Value

Basic materials (—%)
CP Atlas Buyer, Inc. bank term loan FRN
Ser. B1, (ICE LIBOR USD 3 Month + 3.75%),
8.953%, 11/23/27	$10,648	$9,998

Putnam VT Global Asset Allocation Fund 19

	Principal
SENIOR LOANS (0.4%)*c cont.	amount	Value

Basic materials cont.
Klockner-Pentaplast of America, Inc. bank term
loan FRN (CME Term SOFR 6 Month + 4.73%),
10.104%, 2/4/26	$9,813	$9,298
LSF11 A5 HoldCo, LLC bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.25%),
9.453%, 10/15/28	5,000	4,952
Nouryon USA, LLC bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.00%),
9.347%, 4/3/28	5,000	4,948
Nouryon USA, LLC bank term loan FRN
Ser. B, (CME Term SOFR 1 Month + 4.00%),
9.318%, 4/3/28	12,697	12,558
		41,754
Capital goods (0.1%)
Adient US, LLC bank term loan FRN Ser. B, (CME
Term SOFR 1 Month + 3.25%), 8.467%, 4/1/28	6,350	6,345
Madison IAQ, LLC bank term loan FRN (CME Term
SOFR 1 Month + 3.25%), 8.334%, 6/15/28	9,975	9,758
MajorDrive Holdings IV, LLC bank term loan FRN
(ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	14,688	14,306
TK Elevator US Newco, Inc. bank term loan
FRN (ICE LIBOR USD 3 Month + 3.50%),
8.602%, 7/31/27	4,910	4,862
Vertiv Group Corp. bank term loan FRN
Ser. B, (CME Term SOFR 3 Month + 2.75%),
8.019%, 3/2/27	14,295	14,228
		49,499
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE
LIBOR USD 1 Month + 3.25%), 8.788%, 7/31/27	4,900	4,628
DIRECTV Financing, LLC bank term loan
FRN (CME Term SOFR 3 Month + 5.00%),
10.217%, 7/22/27	17,683	17,268
		21,896
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term
loan FRN Ser. B, (ICE LIBOR USD 1 Month
+ 3.00%), 8.218%, 4/22/26	9,758	7,598
Clear Channel Outdoor Holdings, Inc. bank
term loan FRN Ser. B, (ICE LIBOR USD 3 Month
+ 3.50%), 8.807%, 8/21/26	9,897	9,434
Crocs, Inc. bank term loan FRN Ser. B, (CME Term
SOFR 1 Month + 3.50%), 8.703%, 2/20/29	4,214	4,221
iHeartCommunications, Inc. bank term
loan FRN (CME Term SOFR 3 Month + 3.23%),
8.447%, 5/1/26	8,916	7,695
Mattress Firm, Inc. bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.25%), 9.95%, 9/21/28	9,947	9,715
Michaels Cos., Inc. (The) bank term loan FRN
(US SOFR + 4.25%), 9.754%, 4/15/28	9,962	8,799
Neptune Bidco US, Inc. bank term loan FRN
Class C, (CME Term SOFR 1 Month + 5.00%),
10.004%, 4/11/29	5,000	4,390
PetSmart, LLC bank term loan FRN Ser. B, (CME
Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	18,854	18,791
Robertshaw US Holding Corp. bank term
loan FRN (CME Term SOFR 1 Month + 8.00%),
13.342%, 2/28/27	5,000	1,100
Sabre GLBL, Inc. bank term loan FRN (CME Term
SOFR 1 Month + 5.00%), 10.203%, 6/30/28	4,876	3,862
White Cap Buyer, LLC bank term loan FRN
(CME Term SOFR 1 Month + 3.75%),
8.853%, 10/19/27	9,752	9,651
		85,256

	Principal
SENIOR LOANS (0.4%)*c	amount	Value

Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (ICE
LIBOR USD 1 Month + 5.75%), 10.953%, 11/18/29	$5,000	$4,229
Brand Industrial Services, Inc. bank term
loan FRN (CME Term SOFR 1 Month + 4.25%),
9.417%, 6/21/24	19,560	19,287
IRB Holding Corp. bank term loan FRN (CME
Term SOFR 3 Month Plus CSA + 3.00%),
8.203%, 12/15/27	9,875	9,798
PECF USS Intermediate Holding III Corp. bank
term loan FRN Ser. B, (ICE LIBOR USD 1 Month
+ 4.25%), 9.523%, 12/17/28	19,638	16,005
VM Consolidated, Inc. bank term loan FRN (CME
Term SOFR 1 Month + 3.25%), 8.467%, 3/19/28	14,837	14,837
		64,156
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR
USD 3 Month + 3.75%), 9.288%, 5/27/28	14,700	14,663
		14,663
Health care (—%)
One Call Corp. bank term loan FRN (ICE LIBOR
USD 3 Month + 5.50%), 10.829%, 4/22/27	4,863	3,453
		3,453
Technology (0.1%)
Cloud Software Group, Inc. bank term loan
FRN Ser. B, (CME Term SOFR 1 Month + 4.50%),
9.842%, 3/30/29	4,988	4,657
Epicor Software Corp. bank term loan FRN (ICE
LIBOR USD 1 Month + 7.75%), 12.834%, 7/31/28	5,000	4,989
Epicor Software Corp. bank term loan FRN
Ser. B, (CME Term SOFR 3 Month + 3.25%),
8.467%, 7/30/27	29,175	28,778
Genesys Cloud Services Holdings, LLC bank
term loan FRN (CME Term SOFR 3 Month
+ 4.00%), 9.269%, 12/1/27	9,775	9,740
Polaris Newco, LLC bank term loan FRN Ser. B,
(ICE LIBOR USD 3 Month + 4.00%), 9.538%, 6/3/28	9,800	9,000
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE
LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	10,000	9,675
Rocket Software, Inc. bank term loan FRN (ICE
LIBOR USD 3 Month + 4.25%), 9.443%, 11/28/25	4,900	4,851
UKG, Inc. bank term loan FRN (ICE LIBOR USD
1 Month + 5.25%), 10.271%, 5/3/27	5,000	4,836
Vision Solutions, Inc. bank term loan FRN (ICE
LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	9,924	9,389
		85,915
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME
Term SOFR 3 Month + 4.75%), 10.019%, 4/20/28	5,000	5,100
United Airlines, Inc. bank term loan FRN
Ser. B, (ICE LIBOR USD 3 Month + 3.75%),
9.292%, 4/21/28	7,780	7,765
		12,865

Total senior loans (cost $392,312)		$379,457

	Principal
ASSET-BACKED SECURITIES (0.1%)*	amount	Value

NewRez Warehouse Securitization Trust 144A
FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month
+ 0.75%), 5.90%, 5/7/24	$39,867	$39,556
Station Place Securitization Trust 144A FRB
Ser. 23-2, Class A1, (CME Term SOFR 1 Month
+ 0.95%), 6.103%, 6/29/24	35,000	34,954

20 Putnam VT Global Asset Allocation Fund

	Principal
ASSET-BACKED SECURITIES (0.1%)* cont.	amount	Value

Towd Point Asset Trust 144A FRB Ser. 18-SL1,
Class A, (ICE LIBOR USD 1 Month + 0.60%),
5.75%, 1/25/46	$9,549	$9,493
Total asset-backed securities (cost $84,270)		$84,003

	Principal
CONVERTIBLE BONDS AND NOTES (—%)*	amount	Value

DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	$5,000	$2,538
Nabors Industries, Inc. 144A company guaranty
cv. sr. unsec. unsub. notes 1.75%, 6/15/29	5,000	3,743
Realogy Group, LLC/Realogy Co-Issuer
Corp. company guaranty cv. sr. unsec. notes
0.25%, 6/15/26	11,000	8,212
Total convertible bonds and notes (cost $18,042)		$14,493

		Principal
		amount/
SHORT-TERM INVESTMENTS (2.2%)*		shares	Value

Putnam Short Term Investment Fund
Class P 5.23% L	Shares	541,620	$541,620
U.S. Treasury Bills 4.997%, 11/2/23 #		$1,271,000	1,248,589
U.S. Treasury Bills 5.269%, 11/16/23 #		205,000	200,988
U.S. Treasury Bills 5.152%, 10/26/23 #		188,000	184,877
Total short-term investments (cost $2,177,504)			$2,176,074

Total investments (cost $95,576,482)			$115,985,952

Key to holding’s abbreviations

CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2023 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $99,423,016.

† This security is non-income-producing.

‡‡  Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,565,671 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $2,868,042) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Canadian Dollar	Buy	7/19/23	$12,835	$12,678	$157
	Canadian Dollar	Sell	7/19/23	12,835	12,805	(30)
	Canadian Dollar	Buy	10/18/23	12,854	12,825	29
Citibank, N.A.
	Danish Krone	Sell	9/20/23	67,762	66,792	(970)
Goldman Sachs International
	Israeli Shekel	Buy	7/19/23	249,294	249,846	(552)
	Israeli Shekel	Sell	7/19/23	249,294	259,671	10,377
	Israeli Shekel	Sell	10/18/23	250,268	250,815	547

Putnam VT Global Asset Allocation Fund 21

FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $2,868,042) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/19/23	$156,207	$156,947	$(740)
	Australian Dollar	Sell	7/19/23	156,207	156,955	748
	Hong Kong Dollar	Buy	8/16/23	47,438	47,495	(57)
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/20/23	178,346	173,873	(4,473)
	Japanese Yen	Buy	8/16/23	186,463	193,656	(7,193)
	Norwegian Krone	Sell	9/20/23	190,174	186,855	(3,319)
	Swedish Krona	Sell	9/20/23	10,813	10,953	140
Morgan Stanley & Co. International PLC
	Canadian Dollar	Buy	7/19/23	76	75	1
	Canadian Dollar	Sell	7/19/23	76	75	(1)
	Canadian Dollar	Buy	10/18/23	76	75	1
	Euro	Sell	9/20/23	188,623	186,691	(1,932)
	Swiss Franc	Buy	9/20/23	87,512	86,874	638
NatWest Markets PLC
	Australian Dollar	Buy	7/19/23	259,034	259,398	(364)
	Australian Dollar	Sell	7/19/23	259,034	263,373	4,339
	Australian Dollar	Sell	10/18/23	103,084	102,694	(390)
State Street Bank and Trust Co.
	Singapore Dollar	Buy	8/16/23	27,918	28,316	(398)
WestPac Banking Corp.
	Canadian Dollar	Buy	7/19/23	21,367	21,101	266
	Canadian Dollar	Sell	7/19/23	21,367	21,308	(59)
	Canadian Dollar	Buy	10/18/23	21,398	21,339	59
	Japanese Yen	Sell	8/16/23	79,820	84,557	4,737
Unrealized appreciation						22,039
Unrealized (depreciation)						(20,478)
Total						$1,561

* The exchange currency for all contracts listed is the United States Dollar.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)	contracts	amount	Value	date	(depreciation)
Russell 2000 Index E-Mini (Long)	34	$3,210,848	$3,236,290	Sep-23	$29,401
S&P 500 Index E-Mini (Long)	3	667,557	673,238	Sep-23	20,911
S&P 500 Index E-Mini (Short)	127	28,259,913	28,500,388	Sep-23	(883,059)
U.S. Treasury Bond 30 yr (Long)	11	1,395,969	1,395,969	Sep-23	921
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,043,281	2,043,281	Sep-23	25,216
U.S. Treasury Note 2 yr (Long)	19	3,863,531	3,863,531	Sep-23	(48,285)
U.S. Treasury Note 5 yr (Long)	41	4,390,844	4,390,844	Sep-23	(76,920)
U.S. Treasury Note 10 yr (Long)	17	1,908,516	1,908,516	Sep-23	(32,179)
U.S. Treasury Note 10 yr (Short)	35	3,929,297	3,929,297	Sep-23	43,984
Unrealized appreciation					120,433
Unrealized (depreciation)					(1,040,443)
Total					$(920,010)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/23 (Unaudited)	Principal	Settlement
(proceeds receivable $11,067,969)	amount	date	Value
Uniform Mortgage-Backed Securities, 5.50%, 7/1/53	$2,000,000	7/13/23	$1,990,312
Uniform Mortgage-Backed Securities, 5.00%, 7/1/53	2,000,000	7/13/23	1,959,453
Uniform Mortgage-Backed Securities, 4.50%, 7/1/53	2,000,000	7/13/23	1,922,812
Uniform Mortgage-Backed Securities, 3.50%, 7/1/53	1,000,000	7/13/23	911,211
Uniform Mortgage-Backed Securities, 2.50%, 7/1/53	4,000,000	7/13/23	3,391,564
Uniform Mortgage-Backed Securities, 2.50%, 8/1/53	1,000,000	8/14/23	848,672
Total			$11,024,024

22 Putnam VT Global Asset Allocation Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$4,002,000	$15,128 E	$(6,121)	9/20/25	4.40% — Annually	US SOFR — Annually	$9,007
2,493,000	9,424 E	3,818	9/20/25	US SOFR — Annually	4.40% — Annually	(4,230)
273,000	2,364 E	(3,815)	9/20/28	US SOFR — Annually	4.00% — Annually	(1,450)
248,000	2,148 E	3,459	9/20/28	4.00% — Annually	US SOFR — Annually	1,311
926,000	7,306 E	(12,677)	9/20/33	US SOFR — Annually	3.60% — Annually	(5,371)
1,218,000	9,610 E	16,645	9/20/33	3.60% — Annually	US SOFR — Annually	7,035
587,000	5,154 E	(6,169)	9/20/53	US SOFR — Annually	3.20% — Annually	(1,015)
Total		$(4,860)				$5,287

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$2,912,480	$3,164,169	$—	6/3/24	(US SOFR plus 0.40%) —	A basket (BCPUDEAL) of	$243,196
				Monthly	common stocks — Monthly*
2,911,568	3,196,341	—	6/3/24	US SOFR plus 0.25% —	A basket (BCPUDEAS) of	(277,784)
				Monthly	common stocks — Monthly*
Goldman Sachs International
4,007,741	3,978,198	—	12/15/25	(US SOFR plus 0.40%) —	A basket (GSGLPWDL) of	(30,770)
				Monthly	common stocks — Monthly*
3,671,319	3,643,525	—	12/15/25	US SOFR minus 0.25% —	A basket (GSGLPWDS) of	29,402
				Monthly	common stocks — Monthly*
Upfront premium received		—		Unrealized appreciation		272,598
Upfront premium (paid)		—		Unrealized (depreciation)		(308,554)
Total		$—		Total		$(35,956)

* The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Pure Storage, Inc. Class A	Technology	1,243	$45,783	1.45%
Autonation, Inc.	Consumer cyclicals	278	45,767	1.45%
Allison Transmission Holdings, Inc.	Capital goods	768	43,384	1.37%
Toll Brothers, Inc.	Consumer cyclicals	538	42,513	1.34%
Apollo Global Management, Inc.	Financials	544	41,822	1.32%
Uber Technologies, Inc.	Consumer staples	960	41,429	1.31%
ON Semiconductor Corp.	Technology	435	41,181	1.30%
Palo Alto Networks, Inc.	Technology	161	41,022	1.30%
Manhattan Associates, Inc.	Technology	201	40,105	1.27%
Constellation Energy Corp.	Utilities and power	433	39,661	1.25%
General Motors Co.	Consumer cyclicals	1,021	39,375	1.24%
Unum Group	Financials	823	39,242	1.24%
ManpowerGroup, Inc.	Consumer staples	489	38,798	1.23%
O’Reilly Automotive, Inc.	Consumer cyclicals	40	38,086	1.20%
MGIC Investment Corp.	Financials	2,407	38,013	1.20%
Penske Automotive Group, Inc.	Consumer cyclicals	227	37,768	1.19%
Johnson Controls International PLC	Capital goods	554	37,768	1.19%
Gartner, Inc.	Consumer cyclicals	106	37,194	1.18%
Procore Technologies, Inc.	Technology	569	37,057	1.17%
Cadence Design Systems, Inc.	Technology	158	36,970	1.17%
Targa Resources Corp.	Energy	482	36,649	1.16%
Booking Holdings, Inc.	Consumer cyclicals	13	36,444	1.15%
Genuine Parts Co.	Consumer cyclicals	211	35,725	1.13%
Textron, Inc.	Capital goods	517	34,954	1.10%
Synopsys, Inc.	Technology	80	34,832	1.10%

Putnam VT Global Asset Allocation Fund 23

A BASKET (BCPUDEAL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Live Nation Entertainment, Inc.	Consumer cyclicals	380	$34,606	1.09%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	843	33,722	1.07%
American International Group, Inc.	Financials	585	33,634	1.06%
NVR, Inc.	Consumer cyclicals	5	33,412	1.06%
Hologic, Inc.	Health care	410	33,226	1.05%
Expedia Group, Inc.	Consumer cyclicals	295	32,280	1.02%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	470	32,229	1.02%
Applied Materials, Inc.	Technology	221	31,954	1.01%
Valero Energy Corp.	Energy	271	31,731	1.00%
Ulta Beauty, Inc.	Consumer staples	67	31,403	0.99%
General Dynamics Corp.	Capital goods	145	31,118	0.98%
Boyd Gaming Corp.	Consumer cyclicals	441	30,597	0.97%
NRG Energy, Inc.	Utilities and power	810	30,295	0.96%
Tapestry, Inc.	Consumer cyclicals	706	30,228	0.96%
Pinterest, Inc. Class A	Technology	1,072	29,309	0.93%
Wix.com, Ltd. (Israel)	Technology	372	29,078	0.92%
Marathon Oil Corp.	Energy	1,225	28,196	0.89%
TransUnion	Consumer cyclicals	359	28,113	0.89%
AMETEK, Inc.	Conglomerates	173	27,979	0.88%
Wintrust Financial Corp.	Financials	382	27,711	0.88%
Smartsheet, Inc. Class A	Technology	710	27,153	0.86%
Molina Healthcare, Inc.	Health care	88	26,471	0.84%
Apartment Income REIT Corp.	Financials	718	25,901	0.82%
Bio-Rad Laboratories, Inc. Class A	Health care	68	25,881	0.82%
East West Bancorp, Inc.	Financials	489	25,834	0.82%

A BASKET (BCPUDEAS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Carnival Corp.	Consumer cyclicals	3,241	$61,035	1.91%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	2,193	47,747	1.49%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	421	43,648	1.37%
Exact Sciences Corp.	Health care	446	41,898	1.31%
DoubleVerify Holdings, Inc.	Technology	1,044	40,628	1.27%
Lithia Motors, Inc.	Consumer cyclicals	133	40,532	1.27%
BWX Technologies, Inc.	Capital goods	565	40,417	1.26%
Jack Henry & Associates, Inc.	Technology	238	39,839	1.25%
Equifax, Inc.	Consumer cyclicals	169	39,801	1.25%
New York Community Bancorp, Inc.	Financials	3,461	38,900	1.22%
Take-Two Interactive Software, Inc.	Technology	264	38,895	1.22%
Berkshire Hathaway, Inc. Class B	Financials	113	38,660	1.21%
Wolfspeed, Inc.	Technology	693	38,514	1.20%
NortonLifeLock, Inc.	Technology	2,075	38,497	1.20%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	368	38,286	1.20%
IBM Corp.	Technology	283	37,877	1.19%
Stanley Black & Decker, Inc.	Consumer cyclicals	403	37,723	1.18%
ZoomInfo Technologies, Inc. Class A	Technology	1,472	37,372	1.17%
Amdocs, Ltd.	Technology	378	37,361	1.17%
Ball Corp.	Capital goods	635	36,954	1.16%
Tyler Technologies, Inc.	Technology	87	36,231	1.13%
DT Midstream, Inc.	Energy	728	36,102	1.13%
Newell Brands, Inc.	Consumer staples	4,129	35,920	1.12%
Cooper Cos., Inc. (The)	Health care	93	35,739	1.12%
Texas Instruments, Inc.	Technology	197	35,440	1.11%
Five Below, Inc.	Consumer cyclicals	178	34,910	1.09%
Universal Health Services, Inc. Class B	Health care	220	34,698	1.09%

24 Putnam VT Global Asset Allocation Fund

A BASKET (BCPUDEAS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
General Electric Co.	Conglomerates	315	$34,657	1.08%
Zoom Video Communications, Inc. Class A	Technology	503	34,167	1.07%
Tesla, Inc.	Consumer cyclicals	128	33,380	1.04%
Thor Industries, Inc.	Consumer cyclicals	321	33,273	1.04%
Wynn Resorts, Ltd.	Consumer cyclicals	315	33,235	1.04%
Polaris, Inc.	Consumer cyclicals	275	33,202	1.04%
ICU Medical, Inc.	Health care	185	33,007	1.03%
Ross Stores, Inc.	Consumer cyclicals	292	32,697	1.02%
Bunge, Ltd.	Consumer staples	340	32,099	1.00%
TD SYNNEX Corp.	Technology	341	32,052	1.00%
T Rowe Price Group, Inc.	Financials	286	32,023	1.00%
RPM International, Inc.	Basic materials	352	31,619	0.99%
Welltower, Inc.	Financials	386	31,220	0.98%
Cabot Oil & Gas Corp.	Energy	1,203	30,436	0.95%
Ciena Corp.	Technology	706	29,985	0.94%
CarMax, Inc.	Consumer cyclicals	357	29,878	0.93%
Digital Realty Trust, Inc.	Financials	251	28,634	0.90%
Domino’s Pizza, Inc.	Consumer staples	84	28,297	0.89%
Paramount Global Class B	Consumer cyclicals	1,766	28,097	0.88%
Boston Beer Co., Inc. (The) Class A	Consumer staples	90	27,717	0.87%
BioMarin Pharmaceutical, Inc.	Health care	316	27,361	0.86%
PTC, Inc.	Technology	188	26,686	0.83%
Watsco, Inc.	Consumer staples	67	25,616	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Panasonic Holdings Corp. (Japan)	Consumer cyclicals	1,983	$24,063	0.60%
Weyerhaeuser Co.	Basic materials	711	23,827	0.60%
Ferrari NV (Italy)	Consumer cyclicals	71	23,362	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	178	22,619	0.57%
BlueScope Steel, Ltd. (Australia)	Basic materials	1,612	22,053	0.55%
Keysight Technologies, Inc.	Technology	131	21,966	0.55%
Exor NV (Netherlands)	Financials	245	21,868	0.55%
Leidos Holdings, Inc.	Technology	245	21,655	0.54%
Iberdrola SA (Spain)	Utilities and power	1,654	21,563	0.54%
GoDaddy, Inc. Class A	Technology	287	21,554	0.54%
E.ON SE (Germany)	Utilities and power	1,684	21,461	0.54%
Lockheed Martin Corp.	Capital goods	46	21,281	0.53%
Smiths Group PLC (United Kingdom)	Capital goods	1,009	21,098	0.53%
Daiwa House Industry Co., Ltd. (Japan)	Consumer cyclicals	804	21,095	0.53%
Toppan, Inc. (Japan)	Consumer cyclicals	982	21,061	0.53%
Exxon Mobil Corp.	Energy	195	20,924	0.53%
NetApp, Inc.	Technology	274	20,915	0.53%
Chevron Corp.	Energy	133	20,909	0.53%
PepsiCo, Inc.	Consumer staples	113	20,862	0.52%
Cummins, Inc.	Capital goods	85	20,842	0.52%
FactSet Research Systems, Inc.	Consumer cyclicals	52	20,841	0.52%
Sekisui Chemical Co., Ltd. (Japan)	Financials	1,453	20,835	0.52%
Garmin, Ltd.	Technology	199	20,768	0.52%
VeriSign, Inc.	Technology	92	20,750	0.52%
Secom Co., Ltd. (Japan)	Consumer cyclicals	307	20,665	0.52%
3M Co.	Conglomerates	204	20,387	0.51%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	785	20,195	0.51%
Consolidated Edison, Inc.	Utilities and power	221	20,024	0.50%
Philip Morris International, Inc.	Consumer staples	204	19,890	0.50%

Putnam VT Global Asset Allocation Fund 25

A BASKET (GSGLPWDL) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Coles Group, Ltd. (Australia)	Consumer staples	1,616	$19,816	0.50%
Clariant AG (Switzerland)	Basic materials	1,351	19,512	0.49%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	1,331	19,357	0.49%
Carlsberg A/S Class B (Denmark)	Consumer staples	121	19,296	0.49%
Deutsche Lufthansa AG (Germany)	Transportation	1,872	19,160	0.48%
Loblaw Cos, Ltd. (Canada)	Consumer staples	206	18,836	0.47%
Elisa Oyj (Finland)	Communication services	352	18,801	0.47%
VMware, Inc. Class A	Technology	131	18,799	0.47%
AT&T, Inc.	Communication services	1,152	18,372	0.46%
Telefonica SA (Spain)	Communication services	4,462	18,089	0.45%
Siemens AG (Germany)	Conglomerates	108	18,029	0.45%
ConocoPhillips	Energy	173	17,944	0.45%
Colgate-Palmolive Co.	Consumer staples	233	17,932	0.45%
Repsol SA (Spain)	Energy	1,227	17,837	0.45%
SSE PLC (United Kingdom)	Utilities and power	758	17,741	0.45%
eBay, Inc.	Technology	396	17,687	0.44%
Mondi PLC (Austria)	Basic materials	1,154	17,592	0.44%
George weston, Ltd. (Canada)	Consumer staples	148	17,470	0.44%
Empire Co., Ltd. (Canada)	Consumer staples	604	17,186	0.43%
Metro, Inc. (Canada)	Consumer staples	303	17,148	0.43%
Keurig Dr Pepper, Inc.	Consumer staples	548	17,147	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value
Toyota Motor Corp. (Japan)	Consumer cyclicals	1,405	$22,470	0.62%
Equifax, Inc.	Consumer cyclicals	90	21,177	0.58%
Magna International, Inc. (Canada)	Consumer cyclicals	363	20,501	0.56%
Ingersoll Rand, Inc.	Capital goods	312	20,395	0.56%
Visa, Inc. Class A	Financials	85	20,277	0.56%
Air Liquide SA (France)	Basic materials	111	19,951	0.55%
Waste Connections, Inc.	Capital goods	139	19,856	0.54%
Allianz SE (Germany)	Financials	84	19,601	0.54%
Southern Co. (The)	Utilities and power	272	19,112	0.52%
Ferrovial SE	Basic materials	605	19,112	0.52%
Realty Income Corp.	Financials	320	19,106	0.52%
T-Mobile US, Inc.	Communication services	137	19,025	0.52%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	490	19,001	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	929	18,943	0.52%
Duke Energy Corp.	Utilities and power	211	18,925	0.52%
AXA SA (France)	Financials	640	18,886	0.52%
Imperial Brands PLC (United Kingdom)	Consumer staples	855	18,885	0.52%
Telus Corp. (Canada)	Communication services	957	18,626	0.51%
Pernod Ricard SA (France)	Consumer staples	84	18,603	0.51%
Davide Campari-Milano NV (Italy)	Consumer staples	1,340	18,559	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	370	18,414	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	6,536	18,365	0.50%
Masco Corp.	Consumer cyclicals	316	18,151	0.50%
Keyence Corp. (Japan)	Technology	39	18,126	0.50%
Heineken NV (Netherlands)	Consumer staples	176	18,107	0.50%
Nexi SpA (Italy)	Consumer cyclicals	2,299	18,015	0.49%
CMS Energy Corp.	Utilities and power	306	18,002	0.49%
Orange SA (France)	Communication services	1,541	18,001	0.49%
EssilorLuxottica SA (France)	Health care	94	17,771	0.49%
Orica, Ltd. (Australia)	Basic materials	1,798	17,767	0.49%
S&P Global, Inc.	Consumer cyclicals	44	17,745	0.49%

26 Putnam VT Global Asset Allocation Fund

A BASKET (GSGLPWDS) OF COMMON STOCKS cont.
				Percentage
Common stocks	Sector	Shares	Value	value
Dollar Tree, Inc.	Consumer cyclicals	123	$17,698	0.49%
Southwest Airlines Co.	Transportation	486	17,598	0.48%
UPM-Kymmene OYJ (Finland)	Basic materials	587	17,477	0.48%
Raytheon Technologies Corp.	Capital goods	177	17,338	0.48%
Straumann Holding AG (Switzerland)	Health care	107	17,335	0.48%
CGI Group, Inc. Class A (Canada)	Technology	164	17,279	0.47%
Trend Micro, Inc. (Japan)	Technology	354	17,032	0.47%
Target Corp.	Consumer cyclicals	128	16,894	0.46%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	2,743	16,749	0.46%
Ramsay Health Care, Ltd. (Australia)	Health care	444	16,634	0.46%
ANA Holdings, Inc. (Japan)	Transportation	690	16,384	0.45%
Verizon Communications, Inc.	Communication services	435	16,180	0.44%
Kyocera Corp. (Japan)	Technology	295	15,948	0.44%
Keppel Corp., Ltd. (Singapore)	Capital goods	3,213	15,943	0.44%
Atmos Energy Corp.	Utilities and power	135	15,654	0.43%
Enbridge, Inc. (Canada)	Utilities and power	418	15,523	0.43%
Swisscom AG (Switzerland)	Communication services	25	15,474	0.42%
Kubota Corp. (Japan)	Capital goods	1,061	15,434	0.42%
Broadridge Financial Solutions, Inc.	Financials	92	15,277	0.42%

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB+/P	$273	$2,280	$494	5/11/63	300 bp — Monthly	$(219)
CMBX NA BBB–.6 Index	BB+/P	482	4,560	987	5/11/63	300 bp — Monthly	(503)
CMBX NA BBB–.6 Index	BB+/P	926	8,550	1,851	5/11/63	300 bp — Monthly	(921)
CMBX NA BBB–.6 Index	BB+/P	912	9,120	1,974	5/11/63	300 bp — Monthly	(1,058)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	120	380	54	5/11/63	200 bp — Monthly	66
CMBX NA A.6 Index	A/P	2,194	6,841	977	5/11/63	200 bp — Monthly	1,219
CMBX NA A.6 Index	A/P	3,215	10,261	1,465	5/11/63	200 bp — Monthly	1,753
CMBX NA A.6 Index	A/P	5,330	17,101	2,442	5/11/63	200 bp — Monthly	2,893
CMBX NA BB.11 Index	BB–/P	1,130	2,000	806	11/18/54	500 bp — Monthly	326
CMBX NA BB.14 Index	BB/P	329	3,000	1,301	12/16/72	500 bp — Monthly	(970)
CMBX NA BB.6 Index	B/P	2,008	9,434	3,791	5/11/63	500 bp — Monthly	(1,774)
CMBX NA BB.7 Index	B-/P	970	19,000	7,887	1/17/47	500 bp — Monthly	(6,901)
CMBX NA BB.9 Index	B/P	817	4,000	1,668	9/17/58	500 bp — Monthly	(848)
CMBX NA BBB–.10 Index	BB+/P	372	3,000	911	11/17/59	300 bp — Monthly	(537)
CMBX NA BBB–.10 Index	BB+/P	545	5,000	1,519	11/17/59	300 bp — Monthly	(971)
CMBX NA BBB–.10 Index	BB+/P	620	5,000	1,519	11/17/59	300 bp — Monthly	(896)
CMBX NA BBB–.11 Index	BBB–/P	63	1,000	243	11/18/54	300 bp — Monthly	(179)
Credit Suisse International
CMBX NA A.7 Index	BBB/P	37	927	74	1/17/47	200 bp — Monthly	(36)
CMBX NA A.7 Index	BBB/P	291	6,490	515	1/17/47	200 bp — Monthly	(222)
CMBX NA BB.7 Index	B-/P	401	3,000	1,245	1/17/47	500 bp — Monthly	(842)
CMBX NA BBB–.7 Index	BB–/P	237	3,000	600	1/17/47	300 bp — Monthly	(361)
CMBX NA BBB–.7 Index	BB–/P	1,384	21,000	4,198	1/17/47	300 bp — Monthly	(2,806)
Goldman Sachs International
CMBX NA A.13 Index	A-/P	(5)	1,000	122	12/16/72	200 bp — Monthly	(127)
CMBX NA BBB–.7 Index	BB–/P	887	12,000	2,399	1/17/47	300 bp — Monthly	(1,506)
JPMorgan Securities LLC
CMBX NA BB.6 Index	B/P	3,089	4,043	1,625	5/11/63	500 bp — Monthly	1,468
CMBX NA BBB–.13 Index	BBB–/P	132	1,000	308	12/16/72	300 bp — Monthly	(176)
CMBX NA BBB–.8 Index	BB–/P	156	1,000	200	10/17/57	300 bp — Monthly	(44)

Putnam VT Global Asset Allocation Fund 27

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	B/P	$737	$2,022	$812	5/11/63	500 bp — Monthly	$(74)
CMBX NA BB.6 Index	B/P	1,478	4,043	1,625	5/11/63	500 bp — Monthly	(143)
Upfront premium received		29,135	Unrealized appreciation				7,725
Upfront premium (paid)		(5)	Unrealized (depreciation)				(22,114)
Total		$29,130	Total				$(14,389)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$(82)	$380	$54	5/11/63	(200 bp) — Monthly	$(28)
CMBX NA BB.10 Index	(1,688)	7,000	3,198	11/17/59	(500 bp) — Monthly	1,504
CMBX NA BB.10 Index	(1,785)	7,000	3,198	11/17/59	(500 bp) — Monthly	1,407
CMBX NA BB.10 Index	(219)	2,000	914	11/17/59	(500 bp) — Monthly	693
CMBX NA BB.10 Index	(209)	2,000	914	11/17/59	(500 bp) — Monthly	703
CMBX NA BB.9 Index	(81)	2,000	834	9/17/58	(500 bp) — Monthly	752
CMBX NA BB.9 Index	(103)	1,000	417	9/17/58	(500 bp) — Monthly	313
CMBX NA BBB–.10 Index	(437)	2,000	607	11/17/59	(300 bp) — Monthly	170
CMBX NA BBB–.12 Index	(352)	1,000	319	8/17/61	(300 bp) — Monthly	(34)
CMBX NA BBB–.12 Index	(60)	1,000	319	8/17/61	(300 bp) — Monthly	259
CMBX NA BBB–.6 Index	(700)	6,270	1,357	5/11/63	(300 bp) — Monthly	654
CMBX NA BBB–.6 Index	(2,545)	4,560	987	5/11/63	(300 bp) — Monthly	(1,560)
CMBX NA BBB–.6 Index	(556)	1,140	247	5/11/63	(300 bp) — Monthly	(309)
Credit Suisse International
CMBX NA BB.10 Index	(534)	4,000	1,827	11/17/59	(500 bp) — Monthly	1,290
CMBX NA BB.10 Index	(476)	4,000	1,827	11/17/59	(500 bp) — Monthly	1,348
CMBX NA BB.10 Index	(249)	2,000	914	11/17/59	(500 bp) — Monthly	663
CMBX NA BB.7 Index	(512)	19,542	7,852	5/11/63	(500 bp) — Monthly	7,324
CMBX NA BB.7 Index	(1,291)	7,000	2,906	1/17/47	(500 bp) — Monthly	1,609
CMBX NA BB.7 Index	(1,151)	7,000	2,906	1/17/47	(500 bp) — Monthly	1,748
Goldman Sachs International
CMBX NA A.6 Index	(667)	3,040	434	5/11/63	(200 bp) — Monthly	(233)
CMBX NA A.6 Index	(578)	2,660	380	5/11/63	(200 bp) — Monthly	(199)
CMBX NA A.6 Index	(578)	2,660	380	5/11/63	(200 bp) — Monthly	(199)
CMBX NA A.6 Index	(523)	2,280	326	5/11/63	(200 bp) — Monthly	(198)
CMBX NA A.6 Index	(430)	1,900	271	5/11/63	(200 bp) — Monthly	(159)
CMBX NA A.6 Index	(327)	1,520	217	5/11/63	(200 bp) — Monthly	(110)
CMBX NA A.6 Index	(236)	1,140	163	5/11/63	(200 bp) — Monthly	(74)
CMBX NA BB.7 Index	(819)	5,000	2,076	1/17/47	(500 bp) — Monthly	1,252
CMBX NA BB.7 Index	(812)	4,000	1,660	1/17/47	(500 bp) — Monthly	845
CMBX NA BBB–.12 Index	(2,509)	14,000	4,472	8/17/61	(300 bp) — Monthly	1,955
CMBX NA BBB–.12 Index	(780)	4,000	1,278	8/17/61	(300 bp) — Monthly	496
CMBX NA BBB–.12 Index	(373)	2,000	639	8/17/61	(300 bp) — Monthly	265
JPMorgan Securities LLC
CMBX NA A.6 Index	(243)	1,140	163	5/11/63	(200 bp) — Monthly	(80)
CMBX NA A.6 Index	(244)	1,140	163	5/11/63	(200 bp) — Monthly	(82)
CMBX NA A.7 Index	(169)	7,417	589	1/17/47	(200 bp) — Monthly	418

28 Putnam VT Global Asset Allocation Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.10 Index	$(2,396)	$19,000	$5,770	11/17/59	(300 bp) — Monthly	$3,365
CMBX NA BBB–.11 Index	(110)	1,000	243	11/18/54	(300 bp) — Monthly	132
CMBX NA BBB–.6 Index	(4,906)	12,540	2,715	5/11/63	(300 bp) — Monthly	(2,198)
CMBX NA BBB–.7 Index	(6,573)	28,000	5,597	1/17/47	(300 bp) — Monthly	(990)
Merrill Lynch International
CMBX NA BB.10 Index	(228)	4,000	1,827	11/17/59	(500 bp) — Monthly	1,596
CMBX NA BB.11 Index	(494)	1,000	403	11/18/54	(500 bp) — Monthly	(92)
CMBX NA BBB–.7 Index	(328)	4,000	800	1/17/47	(300 bp) — Monthly	470
CMBX NA BBB–.9 Index	(185)	1,000	239	9/17/58	(300 bp) — Monthly	53
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(1,259)	4,940	705	5/11/63	(200 bp) — Monthly	(556)
CMBX NA A.6 Index	(980)	4,560	651	5/11/63	(200 bp) — Monthly	(330)
CMBX NA A.6 Index	(514)	2,280	326	5/11/63	(200 bp) — Monthly	(189)
CMBX NA A.6 Index	(574)	2,280	326	5/11/63	(200 bp) — Monthly	(249)
CMBX NA A.6 Index	(483)	1,900	271	5/11/63	(200 bp) — Monthly	(212)
CMBX NA A.6 Index	(168)	760	109	5/11/63	(200 bp) — Monthly	(59)
CMBX NA BB.10 Index	(470)	2,000	914	11/17/59	(500 bp) — Monthly	442
CMBX NA BB.10 Index	(304)	1,000	457	11/17/59	(500 bp) — Monthly	152
CMBX NA BB.7 Index	(193)	1,000	415	1/17/47	(500 bp) — Monthly	221
CMBX NA BB.9 Index	(61)	1,000	417	9/17/58	(500 bp) — Monthly	355
CMBX NA BBB–.10 Index	(6,792)	39,000	11,844	11/17/59	(300 bp) — Monthly	5,033
CMBX NA BBB–.10 Index	(240)	2,000	607	11/17/59	(300 bp) — Monthly	367
CMBX NA BBB–.10 Index	(286)	2,000	607	11/17/59	(300 bp) — Monthly	320
CMBX NA BBB–.12 Index	(3,125)	24,000	7,666	8/17/61	(300 bp) — Monthly	4,528
CMBX NA BBB–.13 Index	(62)	1,000	308	12/16/72	(300 bp) — Monthly	246
CMBX NA BBB–.7 Index	(408)	4,000	800	1/17/47	(300 bp) — Monthly	390
CMBX NA BBB–.8 Index	(127)	1,000	200	10/17/57	(300 bp) — Monthly	73
Upfront premium received	—		Unrealized appreciation			43,411
Upfront premium (paid)	(53,584)		Unrealized (depreciation)			(8,140)
Total	$(53,584)		Total			$35,271

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
CDX NA HY Series 40 Index	B+/P	$2,216	$684,000	$19,077	6/20/28	500 bp —	$23,274
						Quarterly
CDX NA IG Series 40 Index	BBB+/P	(28,582)	3,050,000	45,476	6/20/28	100 bp —	17,826
						Quarterly
Total		$(26,366)					$41,100

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Putnam VT Global Asset Allocation Fund 29

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,875,025	$327,946	$—
Capital goods	3,252,894	126,956	—
Communication services	1,232,084	252,061	—
Conglomerates	630,206	271,108	—
Consumer cyclicals	11,130,187	367,638	—
Consumer staples	5,888,588	532,335	—
Energy	2,822,273	—	—
Financials	8,957,954	481,754	—
Health care	9,634,716	172,447	—
Technology	23,079,113	481,910	—
Transportation	943,883	115,998	—
Utilities and power	1,971,204	104,896	—
Total common stocks	72,418,127	3,235,049	—
Asset-backed securities	—	84,003	—
Convertible bonds and notes	—	14,493	—
Corporate bonds and notes	—	12,357,345	—
Foreign government and agency bonds and notes	—	410,521	—
Mortgage-backed securities	—	2,974,784	—
Senior loans	—	379,457	—
U.S. government and agency mortgage obligations	—	21,936,099	—
Short-term investments	—	2,176,074	—
Totals by level	$72,418,127	$43,567,825	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,561	$—
Futures contracts	(920,010)	—	—
TBA sale commitments	—	(11,024,024)	—
Interest rate swap contracts	—	10,147	—
Total return swap contracts	—	(35,956)	—
Credit default contracts	—	112,802	—
Totals by level	$(920,010)	$(10,935,470)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

30 Putnam VT Global Asset Allocation Fund

Statement of assets and liabilities
6/30/23 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $95,034,862)	$115,444,332
Affiliated issuers (identified cost $541,620) (Note 5)	541,620
Cash	11,292
Foreign currency (cost $5,333) (Note 1)	5,091
Dividends, interest and other receivables	335,991
Foreign tax reclaim	42,776
Receivable for shares of the fund sold	6,409
Receivable for investments sold	1,239,328
Receivable for sales of TBA securities (Note 1)	6,427,135
Receivable for variation margin on futures contracts (Note 1)	18,516
Receivable for variation margin on centrally cleared swap contracts (Note 1)	14,364
Unrealized appreciation on forward currency contracts (Note 1)	22,039
Unrealized appreciation on OTC swap contracts (Note 1)	323,734
Premium paid on OTC swap contracts (Note 1)	53,589
Receivable from broker (Note 1)	825
Deposits with broker (Note 1)	184,481
Total assets	124,671,522

Liabilities
Payable for investments purchased	233,265
Payable for purchases of TBA securities (Note 1)	12,976,916
Payable for shares of the fund repurchased	65,781
Payable for compensation of Manager (Note 2)	32,327
Payable for custodian fees (Note 2)	34,152
Payable for investor servicing fees (Note 2)	11,454
Payable for Trustee compensation and expenses (Note 2)	80,289
Payable for administrative services (Note 2)	382
Payable for distribution fees (Note 2)	6,416
Payable for variation margin on futures contracts (Note 1)	310,685
Payable for variation margin on centrally cleared swap contracts (Note 1)	727
Unrealized depreciation on OTC swap contracts (Note 1)	338,808
Premium received on OTC swap contracts (Note 1)	29,135
Unrealized depreciation on forward currency contracts (Note 1)	20,478
TBA sale commitments, at value (proceeds receivable $11,067,969) (Note 1)	11,024,024
Other accrued expenses	83,667
Total liabilities	25,248,506

Net assets	$99,423,016

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$81,712,021
Total distributable earnings (Note 1)	17,710,995
Total — Representing net assets applicable to capital shares outstanding	$99,423,016

Computation of net asset value Class IA
Net assets	$67,968,637
Number of shares outstanding	4,159,449
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.34

Computation of net asset value Class IB
Net assets	$31,454,379
Number of shares outstanding	1,889,868
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$16.64

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 31

Statement of operations
Six months ended 6/30/23 (Unaudited)

Investment income
Dividends (net of foreign tax of $30,809)	$752,543
Interest (net of foreign tax of $46) (including interest income of $33,430 from investments in affiliated issuers) (Note 5)	601,158
Securities lending (net of expenses) (Notes 1 and 5)	651
Total investment income	1,354,352

Expenses
Compensation of Manager (Note 2)	289,119
Investor servicing fees (Note 2)	34,531
Custodian fees (Note 2)	34,599
Trustee compensation and expenses (Note 2)	2,163
Distribution fees (Note 2)	39,020
Administrative services (Note 2)	1,179
Auditing and tax fees	65,689
Other	18,719
Fees waived and reimbursed by Manager (Note 5)	(24,036)
Total expenses	460,983

Expense reduction (Note 2)	(225)
Net expenses	460,758

Net investment income	893,594

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(92,116)
Foreign currency transactions (Note 1)	(2,719)
Forward currency contracts (Note 1)	66,443
Futures contracts (Note 1)	(1,747,778)
Swap contracts (Note 1)	167,459
Total net realized loss	(1,608,711)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	11,165,409
Assets and liabilities in foreign currencies	1,009
Forward currency contracts	(15,868)
Futures contracts	(1,457,457)
Swap contracts	(13,073)
Total change in net unrealized appreciation	9,680,020

Net gain on investments	8,071,309

Net increase in net assets resulting from operations	$8,964,903

The accompanying notes are an integral part of these financial statements.

32 Putnam VT Global Asset Allocation Fund

Statement of changes in net assets

	Six months
	ended	Year ended
	6/30/23*	12/31/22
Increase (decrease) in net assets
Operations:
Net investment income	$893,594	$1,606,900
Net realized loss on investments and foreign currency transactions	(1,608,711)	(582,815)
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	9,680,020	(21,103,218)
Net increase (decrease) in net assets resulting from operations	8,964,903	(20,079,133)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(1,231,765)	(1,252,464)
Class IB	(480,710)	(478,336)
Net realized short-term gain on investments
Class IA	—	(2,725,827)
Class IB	—	(1,262,870)
From net realized long-term gain on investments
Class IA	—	(4,278,358)
Class IB	—	(1,982,152)
Decrease from capital share transactions (Note 4)	(4,908,245)	(935,371)
Total increase (decrease) in net assets	2,344,183	(32,994,511)
Net assets:
Beginning of period	97,078,833	130,073,344
End of period	$99,423,016	$97,078,833

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund 33

Financial highlights
(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/23 †	$15.19	.15	1.29	1.44	(.29)	—	(.29)	$16.34	9.60*	$67,969	.43*[f]	.95*[f]	164*
12/31/22	20.05	.25	(3.20)	(2.95)	(.29)	(1.62)	(1.91)	15.19	(15.82)	66,140	.86[f]	1.56[f]	262
12/31/21	18.21	.22	2.30	2.52	(.18)	(.50)	(.68)	20.05	14.25	89,120.84		1.13	306
12/31/20	16.95	.22	1.72	1.94	(.36)	(.32)	(.68)	18.21	12.58	87,732.86		1.32	320
12/31/19	15.17	.32	2.26	2.58	(.29)	(.51)	(.80)	16.95	17.42	88,722	.86[f]	1.98[f]	164
12/31/18	18.14	.33	(1.53)	(1.20)	(.38)	(1.39)	(1.77)	15.17	(7.02)	86,731.85		1.97	132
Class IB
6/30/23†	$15.44	.13	1.32	1.45	(.25)	—	(.25)	$16.64	9.46*	$31,454	.55*[f]	.82*[f]	164*
12/31/22	20.34	.22	(3.26)	(3.04)	(.24)	(1.62)	(1.86)	15.44	(16.03)	30,939	1.11[f]	1.30[f]	262
12/31/21	18.47	.17	2.34	2.51	(.14)	(.50)	(.64)	20.34	13.95	40,953	1.09	.88	306
12/31/20	17.17	.18	1.75	1.93	(.31)	(.32)	(.63)	18.47	12.31	38,431	1.11	1.06	320
12/31/19	15.35	.28	2.29	2.57	(.24)	(.51)	(.75)	17.17	17.13	36,773	1.11[f]	1.72[f]	164
12/31/18	18.33	.29	(1.54)	(1.25)	(.34)	(1.39)	(1.73)	15.35	(7.26)	36,889	1.10	1.71	132

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts:

Percentage of average
net assets
June 30, 2023	0.02%
December 31, 2022	0.05
December 31, 2019	0.01

The accompanying notes are an integral part of these financial statements.

34 Putnam VT Global Asset Allocation Fund

Notes to financial statements 6/30/23 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2023 through June 30, 2023. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Putnam Management	Putnam Investment Management, LLC, the fund’s
manager, an indirect wholly-owned subsidiary of
Putnam Investments, LLC
State Street	State Street Bank and Trust Company
JPMorgan	JPMorgan Chase Bank, N.A.
the SEC	the Securities and Exchange Commission
OTC	over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of
Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam
Management

Putnam VT Global Asset Allocation Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek long-term return consistent with preservation of capital. The fund invests a majority of its assets in a diversified portfolio of equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. The fund also invests in a diversified portfolio of fixed-income investments, including both U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. Putnam Management may also select other investments that do not fall within these asset classes. Putnam Management may also use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Putnam VT Global Asset Allocation Fund 35

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At close of the reporting period, the fund has deposited cash valued at $46,710 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate

36 Putnam VT Global Asset Allocation Fund

obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At close of the reporting period, the fund has deposited cash valued at $137,771 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $67,179 on open derivative contracts subject to the Master Agreements. There was no collateral pledged by the fund at period end for these agreements.

Putnam VT Global Asset Allocation Fund 37

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund had no securities out on loan.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Prior to May 2, 2023, the fund participated, along with other Putnam funds, in a $100 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $80,247,979, resulting in gross unrealized appreciation and depreciation of $29,157,907 and $5,275,414, respectively, or net unrealized appreciation of $23,882,493.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 40.5% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.750%	of the first $5 billion,
0.700%	of the next $5 billion,
0.650%	of the next $10 billion,
0.600%	of the next $10 billion,
0.550%	of the next $50 billion,
0.530%	of the next $50 billion,
0.520%	of the next $100 billion and
0.515%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.293% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were reduced by $24,036 as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund’s assets for which PAC is engaged as sub-advisor and 0.20% of the average net assets of the fixed-income portion of the fund’s assets for which PAC is engaged as sub-advisor.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

38 Putnam VT Global Asset Allocation Fund

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$23,513
Class IB	11,018
Total	$34,531

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $225 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $87, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$168,677,923	$171,725,990
U.S. government securities
(Long-term)	—	—
Total	$168,677,923	$171,725,990

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/23		Year ended 12/31/22		Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,866	$332,565	25,017	$416,761	70,016	$1,126,167	109,349	$1,865,038
Shares issued in connection with
reinvestment of distributions	79,264	1,231,765	479,480	8,256,649	30,348	480,710	212,278	3,723,358
	100,130	1,564,330	504,497	8,673,410	100,364	1,606,877	321,627	5,588,396
Shares repurchased	(294,212)	(4,637,100)	(596,803)	(9,772,645)	(213,775)	(3,442,352)	(331,914)	(5,424,532)
Net increase (decrease)	(194,082)	$(3,072,770)	(92,306)	$(1,099,235)	(113,411)	$(1,835,475)	(10,287)	$163,864

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/22	Purchase cost	Sale proceeds	Investment income	6/30/23
Short-term investments
Putnam Cash Collateral Pool, LLC*	$271,878	$1,892,503	$2,164,381	$3,687	$—
Putnam Short Term Investment
Fund**	2,067,499	13,172,504	14,698,383	33,430	541,620
Total Short-term investments	$2,339,377	$15,065,007	$16,862,764	$37,117	$541,620

*No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Putnam VT Global Asset Allocation Fund 39

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain longer-term securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Futures contracts (number of contracts)	300
Forward currency contracts (contract amount)	$2,500,000
Centrally cleared interest rate swap contracts (notional)	$11,400,000
OTC total return swap contracts (notional)	$13,500,000
OTC credit default contracts (notional)	$500,000
Centrally cleared credit default contracts (notional)	$3,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Receivables, Net assets —
Credit contracts	Unrealized appreciation	$156,321*	Payables	$43,519
Foreign exchange contracts	Receivables	22,039	Payables	20,478
	Receivables, Net assets —		Payables, Net assets —
Equity contracts	Unrealized appreciation	322,910*	Unrealized depreciation	1,191,613*
	Receivables, Net assets —		Payables, Net assets —
Interest rate contracts	Unrealized appreciation	100,074*	Unrealized depreciation	177,190*
Total		$601,344		$1,432,800

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging		Forward currency
instruments under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$62,510	$62,510
Foreign exchange contracts	—	66,443	—	$66,443
Equity contracts	(1,779,163)	—	83,635	$(1,695,528)
Interest rate contracts	31,385	—	21,314	$52,699
Total	$(1,747,778)	$66,443	$167,459	$(1,513,876)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging		Forward currency
instruments under ASC 815	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$15,681	$15,681
Foreign exchange contracts	—	(15,868)	—	$(15,868)
Equity contracts	(1,416,071)	—	(33,360)	$(1,449,431)
Interest rate contracts	(41,386)	—	4,606	$(36,780)
Total	$(1,457,457)	$(15,868)	$(13,073)	$(1,486,398)

40 Putnam VT Global Asset Allocation Fund

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Putnam VT Global Asset Allocation Fund 41

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$5,723	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$5,723
OTC Total return
swap contracts*#	—	243,196	—	—	—	—	—	29,402	—	—	—	—	—	—	—	—	272,598
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	13,341	18,195	12,273	—	—	15,206	3,262	26,578	—	—	—	88,855
Centrally cleared credit
default contracts§	—	—	8,641	—	—	—	—	—	—	—	—	—	—	—	—	—	8,641
Futures contracts§	—	—	—	8,250	—	—	—	—	—	—	10,266	—	—	—	—	—	18,516
Forward currency contracts#	186	—	—	—	—	—	—	10,924	748	140	—	—	640	4,339	—	5,062	22,039
Total Assets	$186	$243,196	$14,364	$8,250	$—	$13,341	$18,195	$52,599	$748	$140	$25,472	$3,262	$27,218	$4,339	$—	$5,062	$416,372
Liabilities:
Centrally cleared interest rate
swap contracts§	—	—	727	—	—	—	—	—	—	—	—	—	—	—	—	—	727
OTC Total return
swap contracts*#	—	277,784	—	—	—	—	—	30,770	—	—	—	—	—	—	—	—	308,554
OTC Credit default contracts —
protection sold*#	5,294	—	—	—	—	24,532	6,617	2,515	—	—	2,129	—	2,432	—	—	—	43,519
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared credit
default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	305,169	—	—	—	—	—	—	5,516	—	—	—	—	—	310,685
Forward currency contracts#	30	—	—	—	970	—	—	552	797	14,985	—	—	1,933	754	398	59	20,478
Total Liabilities	$5,324	$277,784	$727	$305,169	$970	$24,532	$6,617	$33,837	$797	$14,985	$7,645	$—	$4,365	$754	$398	$59	$683,963
Total Financial and Derivative
Net Assets	$(5,138)	$(34,588)	$13,637	$(296,919)	$(970)	$(11,191)	$11,578	$18,762	$(49)	$(14,845)	$17,827	$3,262	$22,853	$3,585	$(398)	$5,003	$(267,591)
Total collateral
received (pledged)†##	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net amount	$(5,138)	$(34,588)	$13,637	$(296,919)	$(970)	$(11,191)	$11,578	$18,762	$(49)	$(14,845)	$17,827	$3,262	$22,853	$3,585	$(398)	$5,003
Controlled collateral received
(including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $1,565,671 and $184,481, respectively.

42 Putnam VT Global Asset Allocation Fund	Putnam VT Global Asset Allocation Fund 43

Note 10 — Of special note

On May 31, 2023, Franklin Resources, Inc. (“Franklin Resources”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they have entered into a definitive agreement for a subsidiary of Franklin Resources to acquire Putnam Holdings in a stock and cash transaction.

As part of this transaction, Putnam Management, a wholly-owned subsidiary of Putnam Holdings and investment manager to the Putnam family of funds (the “Putnam Funds”), would become an indirect wholly-owned subsidiary of Franklin Resources.

The transaction is subject to customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is currently expected to be consummated in the fourth quarter of 2023.

Under the Investment Company Act of 1940, as amended, consummation of the transaction will result in the automatic termination of the investment management contract between each Putnam Fund and Putnam Management and any related sub-management and sub-advisory contracts, where applicable. In anticipation of this automatic termination, on June 23, 2023, the Board of Trustees of the Putnam Funds approved a new investment management contract between each Putnam Fund and Putnam Management (and new sub-management and sub-advisory contracts, if applicable), which will be presented to the shareholders of each Putnam Fund for their approval at shareholder meetings currently expected to occur in October 2023. Proxy solicitation materials related to these meetings have been made available to shareholders that held shares of the fund at the close of business on July 24, 2023.

44 Putnam VT Global Asset Allocation Fund

Trustee approval of management contract

Consideration of your fund’s new and interim management, sub-management and sub-advisory contracts

At their meeting on June 23, 2023, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds, and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved, subject to approval by your fund’s shareholders, a new management contract with Putnam Investment Management (“Putnam Management”), a new sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and a new sub-advisory contract among Putnam Management, PIL and another affiliate, The Putnam Advisory Company (“PAC”) (collectively, the “New Management Contracts”). The Trustees considered the proposed New Management Contracts in connection with the planned acquisition of Putnam U.S. Holdings I, LLC (“Putnam Holdings”) by a subsidiary of Franklin Resources, Inc. (“Franklin Templeton”). The Trustees considered that, on May 31, 2023, Franklin Templeton and Great-West Lifeco Inc., the parent company of Putnam Holdings, announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Trustees noted that Putnam Holdings was the parent company of Putnam Management, PIL and PAC. The Trustees were advised that the Transaction would result in a “change of control” of Putnam Management, PIL and PAC and would cause your fund’s current Management Contract with Putnam Management, Sub-Management Contract with PIL and Sub-Advisory Contract with PAC (collectively, the “Current Management Contracts”) to terminate in accordance with the 1940 Act. The Trustees considered that the New Management Contracts would take effect upon the closing of the Transaction, which was expected to occur in the fourth quarter of 2023.

In addition to the New Management Contracts, the Trustees also approved interim management, sub-management and sub-advisory contracts with Putnam Management, PIL and PAC, respectively (the “Interim Management Contracts”), which would take effect in the event that for any reason shareholder approval of a New Management Contract was not received by the time of the Transaction closing. The Trustees considered that each Interim Management Contract that became effective would remain in effect until shareholders approved the proposed New Management Contract, or until 150 days elapse after the closing of the Transaction, whichever occurred first. The considerations and conclusions discussed in connection with the Trustees’ consideration of the New Management Contracts and the continuance of your fund’s Current Management Contracts also apply to the Trustees’ consideration of the Interim Management Contracts, supplemented by consideration of the terms, nature and reason for any Interim Management Contract.

The Independent Trustees met with their independent legal counsel, as defined in Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), and representatives of Putnam Management and its parent company, Power Corporation of Canada, to discuss the potential Transaction, including the timing and structure of the Transaction and its implications for Putnam Management and the funds, during their regular meeting on November 18, 2022, and the full Board of Trustees further discussed these matters with representatives of Putnam Management at its regular meeting on December 15, 2022. At a special meeting on December 20, 2022, the full Board of Trustees met with representatives of Putnam Management, Power Corporation of Canada and Franklin Templeton to further discuss the potential Transaction, including Franklin Templeton’s strategic plans for Putnam Management’s asset management business and the funds, potential sources of synergy between Franklin Templeton and Putnam Management, potential areas of partnership between Power Corporation of Canada and Franklin Templeton, Franklin Templeton’s distribution capabilities, Franklin Templeton’s existing service provider relationships and Franklin Templeton’s recent acquisitions of other asset management firms.

In order to assist the Independent Trustees in their consideration of the New Management Contracts and other anticipated impacts of the Transaction on the funds and their shareholders, independent legal counsel for the Independent Trustees furnished an initial information request to Franklin Templeton (the “Initial Franklin Request”). At a special meeting of the full Board of Trustees held on January 25, 2023, representatives of Franklin Templeton addressed the firm’s responses to the Initial Franklin Request. At the meeting, representatives of Franklin Templeton discussed, among other things, the business and financial condition of Franklin Templeton and its affiliates, Franklin Templeton’s U.S. registered fund operations, its recent acquisition history, Franklin Templeton’s intentions regarding the operation of Putnam Management and the funds following the completion of the potential Transaction and expected benefits to the funds and Putnam Management that might result from the Transaction.

The Board of Trustees actively monitored developments with respect to the potential Transaction throughout the period leading up to the public announcement of a final sale agreement on May 31, 2023. The Independent Trustees met to discuss these matters at their regular meetings on January 27, April 20 and May 19, 2023. The full Board of Trustees also discussed developments at their regular meeting on February 23, 2023. Following the public announcement of the Transaction on May 31, 2023, independent legal counsel for the Independent Trustees furnished a supplemental information request (the “Supplemental Franklin Request”) to Franklin Templeton. At the Board of Trustees’ regular in-person meeting held on June 22–23, 2023, representatives of Putnam Management and Power Corporation of Canada provided further information regarding, among other matters, the final terms of the Transaction and efforts undertaken to retain Putnam employees. The Contract Committee of the Board of Trustees also met on June 22, 2023 to discuss Franklin Templeton’s responses to the Supplemental Franklin Request. Mr. Reynolds, the only Trustee affiliated with Putnam Management, participated in portions of these meetings to provide the perspective of the Putnam organization, but did not otherwise participate in the deliberations of the Independent Trustees or the Contract Committee regarding the potential Transaction.

After the presentations and after reviewing the written materials provided, the Independent Trustees met at their in-person meeting on June 23, 2023 to consider the New Management Contracts for each fund, proposed to become effective upon the closing of the Transaction, and the filing of a preliminary proxy statement. At this meeting and throughout the process, the Independent Trustees also received advice from their independent legal counsel regarding their responsibilities in evaluating the potential Transaction and the New Management Contracts. The Independent Trustees reviewed the terms of the proposed New Management Contracts and the differences between the New

Putnam VT Global Asset Allocation Fund 45

Management Contracts and the Current Management Contracts. They noted that the terms of the proposed New Management Contracts were substantially identical to the Current Management Contracts, except for certain changes designed largely to address differences among various of the existing contracts, which had been developed and implemented at different times in the past.

In considering the approval of the proposed New Management Contracts, the Board of Trustees took into account a number of factors, including:1

(i) Franklin Templeton’s and Putnam Management’s belief that the Transaction would not adversely affect the funds or their shareholders and their belief that the Transaction was likely to result in certain benefits (described below) for the funds and their shareholders;

(ii) That Franklin Templeton did not intend to make any material change in Putnam Management’s senior investment professionals (other than certain changes related to reporting structure and organization of personnel discussed below), including the portfolio managers of the funds, or to the firm’s operating locations as a result of the Transaction;

(iii) That Franklin Templeton intended for Putnam Management’s equity investment professionals to continue to operate largely independently from Franklin Templeton, reporting to Franklin Templeton’s Head of Public Markets following the Transaction;

(iv) That, while Putnam Management’s organizational structure was not expected to change immediately following the Transaction, Franklin Templeton intended to revise Putnam Management’s reporting structure in order to include Putnam Management’s fixed income investment professionals in Franklin Templeton’s fixed income group and to include Putnam Management’s Global Asset Allocation (“GAA”) investment professionals in Franklin Templeton’s investment solutions group, with both Franklin Templeton groups reporting to Franklin Templeton’s Head of Public Markets;

(v) Franklin Templeton’s expectation that there would not be any changes in the investment objectives, strategies or portfolio holdings of the funds as a result of the Transaction;

(vi) That neither Franklin Templeton nor Putnam Management had any current plans to propose changes to the funds’ existing management fees or expense limitations, or current plans to make changes to the funds’ existing distribution arrangements;

(vii) Franklin Templeton’s and Putnam Management’s representations that, following the Transaction, there was not expected to be any diminution in the nature, quality and extent of services provided to the funds and their shareholders by Putnam Management, PIL and PAC, including compliance and other non-advisory services;

(viii) That Franklin Templeton did not currently plan to change the branding of the funds or to change the lineup of funds in connection with the Transaction but would continue to evaluate how best to position the funds in the market;

(ix) The possible benefits accruing to the funds and their shareholders as a result of the Transaction, including:

a. That the scale of Franklin Templeton’s investment operations platform would increase the investment and operational resources available to the funds;

b. That the Putnam open-end funds would benefit from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce expenses by spreading expenses over a larger asset base; and

c. Potential benefits to shareholders of the Putnam open-end that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by Franklin Templeton and its affiliates and access to a broader array of investment opportunities;

(x) The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries;

(xi) Franklin Templeton’s expectation that the Transaction would not impact the capabilities or responsibilities of Putnam Management’s Investment Division (other than any impact related to reporting structure changes for Putnam Management’s equity, fixed income and GAA investment groups and to including Putnam Management’s fixed income and GAA investment professionals in existing Franklin Templeton investment groups, as discussed above) and that any changes to the Investment Division over the longer term would be made in order to achieve perceived operational efficiencies or improvements to the portfolio management process;

(xii) Franklin Templeton’s commitment to maintaining competitive compensation arrangements to allow Putnam Management to continue to attract and retain highly qualified personnel and Putnam Management’s and Franklin Templeton’s efforts to retain personnel, including efforts implemented since the Transaction was announced;

(xiii) That the current senior management teams at Putnam Management and Power Corporation of Canada had indicated their strong support of the Transaction and that Putnam Management had recommended that the Board of Trustees approve the New Management Contracts; and

(xiv) Putnam Management’s and Great-West Lifeco Inc.’s commitment to bear all expenses incurred by the funds in connection with the Transaction, including all costs associated with the proxy solicitation in connection with seeking shareholder approval of the New Management Contracts.

Finally, in considering the proposed New Management Contracts, the Board of Trustees also took into account their concurrent deliberations and conclusions, as described below, in connection with their annual review of the funds’ Current Management Contracts and the approval of their continuance, effective July 1, 2023, and the extensive materials that they had reviewed in connection with that review process.

Based upon the foregoing considerations, on June 23, 2023, the Board of Trustees, including all of the Independent Trustees, unanimously approved the proposed New Management Contracts and determined to recommend their approval to the shareholders of the funds.

General conclusions — Current Management Contracts

The Board of Trustees oversees the management of each fund and, as required by law, determines annually whether to approve the

1 All subsequent references to Putnam Management describing the Board of Trustees’ considerations should be deemed to include references to PIL and PAC as necessary or appropriate in the context.

46 Putnam VT Global Asset Allocation Fund

continuance of your fund’s management contract with Putnam Management, the sub-management contract with respect to your fund between Putnam Management and PIL and the sub-advisory contract among Putnam Management, PIL and PAC. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not attempted to evaluate PIL or PAC as separate entities.) The Board of Trustees, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.

At the outset of the review process, members of the Board of Trustees’ independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2023, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the funds and the Independent Trustees.

At the Board of Trustees’ June 2023 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Current Management Contracts, effective July 1, 2023, and the approval of your fund’s New Management Contracts and Interim Management Contracts, as discussed above.

The Independent Trustees’ approvals were based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam mutual funds and closed-end funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders. The Trustees also took into account their concurrent deliberations and conclusions, and the materials that they had reviewed, in connection with their approval on June 23, 2023 of the Interim Management Contracts and the New Management Contracts, which had been proposed in light of the Transaction (which would cause the fund’s Current Management Contracts to terminate in accordance with applicable law or the terms of each contract).

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2022. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2022. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2022. Putnam Management and PSERV have agreed to maintain these

Putnam VT Global Asset Allocation Fund 47

expense limitations until at least April 30, 2025. Putnam Management and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve your fund’s New Management Contracts and Interim Management Contracts and the continuance of your fund’s Current Management Contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2022. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2022 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2022 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including collective investment trusts offered in the defined contribution and defined benefit retirement plan markets, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s manager-traded separately managed account programs. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally encouraging in 2022 against a backdrop of volatile equity and fixed income markets, driven by factors such as Russia’s invasion of Ukraine, increased tensions with China, disruptions in energy markets and broader supply chains, rising inflation and the significant tightening of monetary policy by the Board of Governors of the Federal Reserve in an effort to combat inflation. The Trustees further noted that, in the face of these numerous economic headwinds, corporate earnings and employment data had been generally robust throughout 2022. For the one-year period ended December 31, 2022, the Trustees noted that the Putnam funds, on an asset-weighted basis, ranked in the 41st percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 1.3% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 34th, 27th and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2022, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 40 funds were rated four or five stars at the end of 2022, which represented an increase of 15 funds year-over-year. The Trustees also considered that seven funds were five-star rated at the end of 2022, which was a year-over-year decrease of two funds, and that 83% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund

48 Putnam VT Global Asset Allocation Fund

complex had performed exceptionally well in 2022. In this regard, the Trustees considered that the funds had ranked 9th out of 49 fund companies, 3rd out of 49 fund companies and 2nd out of 47 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that The Putnam Fund complex had been the only fund family to rank in the top ten in all three time periods. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2022 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Moderate Funds) for the one-year, three-year and five-year periods ended December 31, 2022 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
3rd	1st	2nd

Over the one-year, three-year and five-year periods ended December 31, 2022, there were 285, 275 and 256 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees also considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing.

Brokerage and soft-dollar allocations; distribution and investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments made to Putnam Management’s affiliates by the mutual funds for distribution services and investor services. In conjunction with the review of your fund’s management, sub-management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the mutual funds to PSERV and PRM for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

Putnam VT Global Asset Allocation Fund 49

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2022, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in May 2023. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2022 through December 2022. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2022. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Barbara M. Baumann, Vice Chair
Boston, MA 02110	P.O. Box 219697	Liaquat Ahamed
	Kansas City, MO 64121-9697	Katinka Domotorffy
Investment Sub-Advisors	1-800-225-1581	Catharine Bond Hill
Putnam Investments Limited		Jennifer Williams Murphy
16 St James’s Street	Custodian	Marie Pillai
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam III
Robert L. Reynolds
The Putnam Advisory Company, LLC	Legal Counsel	Manoj P. Singh
100 Federal Street	Ropes & Gray LLP	Mona K. Sutphen
Boston, MA 02110

Marketing Services
Putnam Retail Management
Limited Partnership
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders
of Putnam VT Global Asset Allocation Fund.	SA83_VT 334250 8/23

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 25, 2023

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 25, 2023